UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report     June 30, 2013

WESTERN ASSET

CORE BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average effective duration which is expected to range within 20% of the average duration of the domestic bond market as a whole.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Core Bond Fund for the six-month reporting period ended June 30, 2013. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Fund, succeeding R. Jay Gerken, as he embarks upon his retirement. Jay has most recently served as President of the Fund and other funds in the Legg Mason complex. On behalf of all our shareholders and the Fund’s Board of Directors, I would like to thank Jay for his vision and guidance, and wish him all the best.

I am honored to have been appointed to my new role with the Fund. During my 23 year career in the financial industry, I have seen it evolve and expand. Despite these changes, keeping an unwavering focus on our shareholders and their needs remains paramount. This was a consistent focus of Jay’s, and I look forward to following his lead in the years to come.

Effective August 19, 2013, the individuals responsible for day-to-day portfolio management, development of investment strategy, oversight and coordination of the Fund are Stephen A. Walsh, Mark S. Lindbloom, Carl L. Eichstaedt and S. Kenneth Leech. Messrs. Walsh, Lindbloom and Eichstaedt have been part of the portfolio management team for the Fund for at least the past five years. Mr. Leech has been a part of the portfolio management team for the Fund since August 2013. Mr. Leech has been employed by Western Asset Management Company, the Fund’s subadviser, as an investment professional for more than 20 years. These investment professionals work together with a broader investment management team. It is anticipated that Mr. Walsh will step down as a member of the Fund’s portfolio management team effective on or about March 31, 2014.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices.

II	Western Asset Core Bond Fund

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

August 19, 2013

Western Asset Core Bond Fund	III

Investment commentary

Economic review

The U.S. economy continued to grow over the six months ended June 30, 2013 (the “reporting period”), but the pace was far from robust. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was an anemic 0.1% during the fourth quarter of 2012. This weakness was partially driven by moderating private inventory investment and federal government spending. Economic growth then improved, as first quarter 2013 GDP growth was 1.1%. Accelerating growth was due, in part, to strengthening consumer spending, which rose 2.3% during the first quarter, versus a 1.7% increase during the previous quarter. The U.S. Department of Commerce’s initial reading for second quarter 2013 GDP growth, released after the reporting period ended, was 1.7%. This increase was partially driven by increases in non-residential fixed investment and exports, along with a smaller decline in federal government spending versus the previous quarter.

While there was some improvement in the U.S. job market, unemployment remained elevated throughout the reporting period. When the period began, unemployment, as reported by the U.S. Department of Labor, was 7.9%. Unemployment then fell to 7.7% in February, 7.6% in March and 7.5% in April. It then edged up to 7.6% in May and was unchanged in June. In an encouraging sign, an average of almost 202,000 jobs were created per month during the first half of 2013. In contrast, the monthly average was roughly 183,000 in 2012. In addition, the percentage of longer-term unemployed has declined, as roughly 36.7% of the 11.8 million Americans looking for work in June 2013 have been out of work for more than six months, versus 38.1% in January 2013.

Meanwhile, the housing market brightened, as sales generally improved and home prices continued to rebound. According to the National Association of Realtors (“NAR”), existing-home sales dipped 1.2% on a seasonally adjusted basis in June 2013 versus the previous month and were 1.52% higher than in June 2012. In addition, the NAR reported that the median existing-home price for all housing types was $214,200 in June 2013, up 13.5% from June 2012. This marked the sixteenth consecutive month that home prices rose compared to the same period a year earlier. While the inventory of homes available for sale rose 1.9% in June 2013 to a 5.2 month supply at the current sales pace, it was 7.6% lower than in June 2012.

While manufacturing activity was weak in many international developed countries, it was generally positive in the U.S. Based on the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, the U.S. manufacturing sector expanded during the first four months of the reporting period. Manufacturing then experienced a setback, falling from 50.7 in April 2013 to 49.0 in May (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). However, manufacturing then moved back into expansion territory in June, as the PMI increased to 50.9. During June, 12 of the 18 industries within the PMI expanded, versus 10 expanding the prior month.

IV	Western Asset Core Bond Fund

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its meeting in December 2012, prior to the beginning of the reporting period, the Fed announced that it would continue purchasing $40 billion per month of agency mortgage-backed securities (“MBS”), as well as initially purchasing $45 billion a month of longer-term Treasuries. The Fed also said that it would keep the federal funds rate on hold “…as long as the unemployment rate remains above 6.5%, inflation between one and two years ahead is projected to be no more than a half percentage point above the Committee’s 2.0% longer-run goal, and longer-term inflation expectations continue to be well anchored.” At its meeting that ended on June 19, 2013, the Fed did not make any material changes to its official policy statement. However, in a press conference following the meeting, Fed Chairman Bernanke said “…the Committee currently anticipates that it would be appropriate to moderate the monthly pace of purchases later this year; and if the subsequent data remain broadly aligned with our current expectations for the economy, we would continue to reduce the pace of purchases in measured steps through the first half of next year, ending purchases around midyear.” This initially triggered a sharp sell-off in both the stock and bond markets. While the stock market subsequently rallied and reached a new record high on July 12, the bond market did not rebound as sharply. As a result, Treasury yields remained sharply higher than they were prior to Chairman Bernanke’s press conference. At its meeting that ended on July 31, 2013, after the reporting period ended, the Fed did not institute any policy changes and left its $85 billion a month asset purchase program intact.

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2013?

A. Both short- and long-term Treasury yields moved sharply higher during the reporting period. When the period began, the yield on the two-year Treasury was 0.25%. It fell as low as 0.20% in late April/early May 2013 and was as high as 0.43% on June 25, 2013, before ending the period at 0.36%. The yield on the ten-year Treasury began the period at 1.78%. Ten-year Treasuries reached a low of 1.66% in early May 2013 and peaked at 2.60% on June 25, 2013, before edging down to 2.52% at the end of the period.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. Most spread sectors performed poorly during the reporting period. Spread sector demand was often solid during the first four months of the period as investors looked to generate incremental yield in the low interest rate environment. Even so, there were several periods of volatility given a number of macro issues, including the European sovereign debt crisis, mixed economic data and concerns related to the U.S. “fiscal cliff” and sequestration. The spread sectors then weakened over the last two months of the period amid sharply rising interest rates given the Fed’s plan to begin tapering its

Western Asset Core Bond Fund	V

Investment commentary (cont’d)

asset purchase program sooner than previously anticipated. The majority of spread sectors generated negative absolute returns and performed largely in line with equal-durationv Treasuries during the reporting period as a whole. For the six months ended June 30, 2013, the Barclays U.S. Aggregate Indexvi fell 2.44%.

Performance review

For the six months ended June 30, 2013, Class I shares of Western Asset Core Bond Fund returned -2.74%. The Fund’s unmanaged benchmark, the Barclays U.S. Aggregate Index, returned -2.44% for the same period. The Lipper Intermediate Investment Grade Debt Funds Category Average1 returned -2.56% over the same time frame.

Performance Snapshot as of June 30, 2013 (unaudited)
(excluding sales charges)	6 months
Western Asset Core Bond Fund:
Class A	-2.92%
Class C	-3.16%
Class C1	-3.04%
Class FI	-2.79%
Class R	-2.97%
Class I	-2.74%
Class IS	-2.63%
Barclays U.S. Aggregate Index	-2.44%
Lipper Intermediate Investment Grade Debt Funds Category Average[1]	-2.56%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2013 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 1.66%, 0.93%, 1.29%, 1.80%, 1.44%, 2.08% and 2.14%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class C and Class FI shares would have been 0.90% and 1.76%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2013, the gross total annual operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 0.84%, 1.47%, 1.28%, 0.75%, 1.40%, 0.52% and 0.45%, respectively.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2013, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 645 funds in the Fund’s Lipper category, and excluding sales charges.

VI	Western Asset Core Bond Fund

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions, taxes,

extraordinary expenses and deferred organizational expenses, to average net assets is not expected to exceed 0.90% for Class A shares, 1.65% for Class C shares, 1.42% for Class C1 shares, 0.85% for Class FI shares, 1.15% for Class R shares and 0.45% for Class IS shares. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Directors’ consent. The manager currently intends to voluntarily waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses) so that annual operating expenses are not expected to exceed 0.79% for Class FI shares. This arrangement is expected to continue until April 30, 2014 but may be terminated at any time by the manager.

The manager is permitted to recapture amounts waived or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

August 1, 2013

RISKS: Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investments in asset-backed and mortgage-backed securities involve additional risks, including prepayment and extension risks. Non-U.S. investments are subject to currency fluctuations and social, economic and political risks. These risks are magnified in emerging markets. The Fund may use derivatives, such as options, futures and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Western Asset Core Bond Fund	VII

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vi

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

VIII	Western Asset Core Bond Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2013 and December 31, 2012 and does not include derivatives such as futures contracts, written options and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Core Bond Fund 2013 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2013 and held for the six months ended June 30, 2013.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]
Class A	-2.92%	$1,000.00	$970.80	0.87%	$4.25	Class A	5.00%	$1,000.00	$1,020.48	0.87%	$4.36
Class C	-3.16	1,000.00	968.40	1.55	7.56	Class C	5.00	1,000.00	1,017.11	1.55	7.75
Class C1	-3.04	1,000.00	969.60	1.29	6.30	Class C1	5.00	1,000.00	1,018.40	1.29	6.46
Class FI	-2.79	1,000.00	972.10	0.77	3.77	Class FI	5.00	1,000.00	1,020.98	0.77	3.86
Class R	-2.97	1,000.00	970.30	1.15	5.62	Class R	5.00	1,000.00	1,019.09	1.15	5.76
Class I	-2.74	1,000.00	972.60	0.51	2.49	Class I	5.00	1,000.00	1,022.27	0.51	2.56
Class IS	-2.63	1,000.00	973.70	0.45	2.20	Class IS	5.00	1,000.00	1,022.56	0.45	2.26

2	Western Asset Core Bond Fund 2013 Semi-Annual Report

[1]	For the six months ended June 30, 2013.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Core Bond Fund 2013 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2013

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Barclays U.S. Aggregate Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WAC	— Western Asset Core Bond Fund

4	Western Asset Core Bond Fund 2013 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2013

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Barclays U.S. Aggregate Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WAC	— Western Asset Core Bond Fund

Western Asset Core Bond Fund 2013 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2013

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 32.8%
Consumer Discretionary — 2.7%
Automobiles — 0.8%
Daimler Finance NA LLC, Senior Notes	1.300%	7/31/15	$3,020,000	$3,026,647	(a)
Daimler Finance NA LLC, Senior Notes	2.625%	9/15/16	4,390,000	4,505,619	(a)
Ford Motor Co., Senior Notes	4.750%	1/15/43	5,050,000	4,441,935
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	3,450,000	4,155,777
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	5,810,000	6,334,352
Hyundai Capital America, Senior Notes	2.125%	10/2/17	1,310,000	1,266,483	(a)
Total Automobiles				23,730,813
Hotels, Restaurants & Leisure — 0.2%
Marriott International Inc., Senior Notes	5.810%	11/10/15	4,400,000	4,779,874
Media — 1.3%
CBS Corp., Senior Notes	7.625%	1/15/16	2,750,000	3,124,061
Comcast Corp., Notes	6.500%	1/15/15	470,000	510,577
Comcast Corp., Notes	5.875%	2/15/18	900,000	1,050,765
Comcast Corp., Senior Notes	6.500%	1/15/17	1,590,000	1,846,915
Comcast Corp., Senior Notes	6.300%	11/15/17	3,120,000	3,686,439
Comcast Corp., Senior Notes	5.650%	6/15/35	3,380,000	3,749,008
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	2,660,000	2,588,864	(a)
News America Inc., Senior Notes	6.200%	12/15/34	40,000	43,728
News America Inc., Senior Notes	6.650%	11/15/37	730,000	840,045
Time Warner Cable Inc., Debentures	7.300%	7/1/38	300,000	326,043
Time Warner Cable Inc., Senior Notes	6.200%	7/1/13	5,590,000	5,590,000
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	3,510,000	4,308,444
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	2,030,000	2,444,108
Time Warner Cable Inc., Senior Notes	6.750%	6/15/39	1,420,000	1,448,526
Time Warner Cable Inc., Senior Notes	5.875%	11/15/40	2,540,000	2,326,772
Time Warner Cable Inc., Senior Notes	5.500%	9/1/41	230,000	202,120
Time Warner Inc., Senior Debentures	7.700%	5/1/32	1,010,000	1,284,138
Time Warner Inc., Senior Notes	4.750%	3/29/21	2,510,000	2,700,125
Time Warner Inc., Senior Notes	6.100%	7/15/40	220,000	240,198
Time Warner Inc., Senior Notes	6.250%	3/29/41	340,000	375,153
WPP Finance UK, Senior Notes	8.000%	9/15/14	1,060,000	1,143,964
Total Media				39,829,993
Specialty Retail — 0.4%
Autozone Inc., Senior Notes	6.950%	6/15/16	5,620,000	6,459,347
Home Depot Inc., Senior Notes	5.250%	12/16/13	2,740,000	2,799,135

See Notes to Financial Statements.

6	Western Asset Core Bond Fund 2013 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Specialty Retail — continued
Home Depot Inc., Senior Notes	5.400%	3/1/16	$4,250,000	$4,735,715
Total Specialty Retail				13,994,197
Total Consumer Discretionary				82,334,877
Consumer Staples — 3.0%
Beverages — 1.2%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	5,140,000	5,925,767
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	2,130,000	2,417,838
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	3,930,000	3,669,040
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	960,000	1,084,270
Diageo Finance BV, Senior Notes	3.250%	1/15/15	4,070,000	4,228,502
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	3,610,000	3,485,311
Heineken NV, Senior Notes	1.400%	10/1/17	1,560,000	1,515,699	(a)
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	460,000	451,469
PepsiCo Inc., Senior Notes	0.700%	8/13/15	5,230,000	5,228,666
PepsiCo Inc., Senior Notes	7.900%	11/1/18	98,000	125,521
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	6,890,000	7,018,195	(a)
Total Beverages				35,150,278
Food & Staples Retailing — 0.5%
CVS Caremark Corp., Senior Notes	2.750%	12/1/22	210,000	196,202
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	8,772,455	9,894,899
CVS Pass-Through Trust, Secured Notes	6.943%	1/10/30	611,352	719,854
Safeway Inc., Senior Notes	4.750%	12/1/21	870,000	886,387
Wal-Mart Stores Inc., Notes	5.800%	2/15/18	420,000	492,008
Wal-Mart Stores Inc., Notes	6.200%	4/15/38	3,170,000	3,889,780
Total Food & Staples Retailing				16,079,130
Food Products — 0.4%
Cadbury Schweppes US Finance LLC	5.125%	10/1/13	220,000	222,298	(a)
Kraft Foods Group Inc., Senior Notes	5.375%	2/10/20	3,948,000	4,453,245
Kraft Foods Group Inc., Senior Notes	3.500%	6/6/22	3,940,000	3,901,695
Mondelez International Inc., Senior Notes	5.375%	2/10/20	3,592,000	4,028,981
WM Wrigley Jr Co., Senior Notes	4.650%	7/15/15	900,000	949,461
Total Food Products				13,555,680
Tobacco — 0.9%
Altria Group Inc., Senior Notes	9.250%	8/6/19	3,590,000	4,754,582
Altria Group Inc., Senior Notes	4.750%	5/5/21	4,830,000	5,172,737
Altria Group Inc., Senior Notes	2.850%	8/9/22	4,020,000	3,717,201
Imperial Tobacco Finance PLC, Senior Notes	2.050%	2/11/18	1,990,000	1,956,138	(a)
Lorillard Tobacco Co., Senior Notes	8.125%	6/23/19	1,270,000	1,556,233
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	4,140,000	4,020,217

See Notes to Financial Statements.

Western Asset Core Bond Fund 2013 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2013

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Tobacco — continued
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	$3,160,000	$2,917,413
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	2,370,000	2,211,760
Reynolds American Inc., Senior Notes	7.750%	6/1/18	80,000	98,203
Reynolds American Inc., Senior Notes	3.250%	11/1/22	1,620,000	1,505,947
Reynolds American Inc., Senior Secured Notes	7.625%	6/1/16	220,000	256,494
Total Tobacco				28,166,925
Total Consumer Staples				92,952,013
Energy — 4.5%
Energy Equipment & Services — 0.2%
Baker Hughes Inc., Senior Notes	7.500%	11/15/18	500,000	629,600
Baker Hughes Inc., Senior Notes	5.125%	9/15/40	3,520,000	3,841,288
Transocean Inc., Senior Notes	6.375%	12/15/21	1,370,000	1,539,831
Total Energy Equipment & Services				6,010,719
Oil, Gas & Consumable Fuels — 4.3%
Anadarko Petroleum Corp., Senior Notes	5.950%	9/15/16	433,000	485,685
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	8,310,000	9,556,334
Anadarko Petroleum Corp., Senior Notes	8.700%	3/15/19	160,000	205,964
Apache Corp., Senior Notes	3.250%	4/15/22	2,030,000	1,999,660
Apache Corp., Senior Notes	5.100%	9/1/40	3,810,000	3,833,771
Apache Corp., Senior Notes	4.750%	4/15/43	590,000	559,623
BP Capital Markets PLC, Senior Notes	5.250%	11/7/13	660,000	670,978
BP Capital Markets PLC, Senior Notes	3.875%	3/10/15	210,000	220,566
BP Capital Markets PLC, Senior Notes	3.125%	10/1/15	6,060,000	6,333,712
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	390,000	391,181
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	3,480,000	3,377,218
Chevron Corp., Senior Notes	2.427%	6/24/20	430,000	427,549
Chevron Corp., Senior Notes	3.191%	6/24/23	1,430,000	1,423,066
Conoco Funding Co., Senior Bonds	7.250%	10/15/31	350,000	459,308
ConocoPhillips, Notes	6.500%	2/1/39	40,000	50,320
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	2,650,000	3,375,316
Devon Energy Corp., Senior Notes	3.250%	5/15/22	1,810,000	1,753,090
Devon Energy Corp., Senior Notes	5.600%	7/15/41	3,900,000	4,041,266
Devon Financing Corp. LLC, Debentures	7.875%	9/30/31	930,000	1,204,220
El Paso Natural Gas Co., Bonds	8.375%	6/15/32	3,350,000	4,433,132
Enterprise Products Operating LLC, Senior Notes	5.250%	1/31/20	60,000	67,058
Enterprise Products Operating LLC, Senior Notes	3.350%	3/15/23	10,380,000	9,988,716
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	260,000	289,141
Enterprise Products Operating LLC, Senior Notes	5.950%	2/1/41	580,000	631,886
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	2,470,000	2,615,648

See Notes to Financial Statements.

8	Western Asset Core Bond Fund 2013 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	$40,000	$37,938
Hess Corp., Notes	8.125%	2/15/19	480,000	601,671
Hess Corp., Notes	7.875%	10/1/29	1,850,000	2,311,518
Hess Corp., Notes	7.300%	8/15/31	980,000	1,174,679
Kerr-McGee Corp., Notes	6.950%	7/1/24	1,940,000	2,319,157
Kerr-McGee Corp., Notes	7.875%	9/15/31	640,000	799,089
Kinder Morgan Energy Partners LP, Senior Notes	5.000%	12/15/13	3,215,000	3,275,780
Kinder Morgan Energy Partners LP, Senior Notes	6.000%	2/1/17	60,000	67,576
Kinder Morgan Energy Partners LP, Senior Notes	3.950%	9/1/22	460,000	453,778
Noble Energy Inc., Senior Notes	4.150%	12/15/21	5,520,000	5,699,472
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	6,880,000	6,665,282
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	330,000	304,550
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	13,833,000	14,524,650
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	3,440,000	3,155,656
Petrobras International Finance Co., Senior Notes	3.875%	1/27/16	2,380,000	2,448,606
Petrobras International Finance Co., Senior Notes	6.125%	10/6/16	2,800,000	3,060,940
Petrobras International Finance Co., Senior Notes	5.750%	1/20/20	2,723,000	2,832,949
Petrobras International Finance Co., Senior Notes	5.375%	1/27/21	8,140,000	8,178,209
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	4,719,000	4,353,277	(a)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	4,200,000	4,668,724
Sinopec Group Overseas Development 2012 Ltd., Senior Notes	2.750%	5/17/17	2,190,000	2,201,776	(a)
Transocean Inc., Senior Notes	5.050%	12/15/16	720,000	782,946
Williams Cos. Inc., Debentures	7.500%	1/15/31	2,633,000	2,999,690
Williams Cos. Inc., Notes	7.875%	9/1/21	127,000	153,310
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	26,000	30,367
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,223,000	1,551,356
Total Oil, Gas & Consumable Fuels				133,047,354
Total Energy				139,058,073
Financials — 12.2%
Capital Markets — 1.8%
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	730,000	842,015
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	6/1/43	700,000	556,500	(b)
Goldman Sachs Group Inc., Senior Notes	4.750%	7/15/13	210,000	210,294
Goldman Sachs Group Inc., Senior Notes	5.250%	10/15/13	130,000	131,604
Goldman Sachs Group Inc., Senior Notes	6.000%	5/1/14	2,240,000	2,333,193
Goldman Sachs Group Inc., Senior Notes	2.375%	1/22/18	790,000	775,647
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	6,340,000	6,879,242
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	380,000	426,977

See Notes to Financial Statements.

Western Asset Core Bond Fund 2013 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2013

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	$910,000	$973,608
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	320,000	352,964
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	6,800,000	7,690,691
Goldman Sachs Group Inc., Subordinated Notes	5.625%	1/15/17	8,585,000	9,304,294
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	8/15/13	1,430,000	0	(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	13,380,000	0	(c)(d)(e)(f)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	31,220,000	0	(c)(d)(e)(f)
Merrill Lynch & Co. Inc., Notes	6.875%	4/25/18	1,090,000	1,254,506
Merrill Lynch & Co. Inc., Subordinated Notes	6.110%	1/29/37	3,010,000	2,962,933
Morgan Stanley, Medium-Term Notes	0.727%	10/18/16	3,670,000	3,552,813	(b)
Morgan Stanley, Senior Notes	4.750%	3/22/17	560,000	593,967
Morgan Stanley, Senior Notes	5.950%	12/28/17	1,400,000	1,553,358
Morgan Stanley, Senior Notes	5.500%	7/24/20	2,270,000	2,444,527
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	4,470,000	4,924,796
Temasek Financial I Ltd., Senior Notes	2.375%	1/23/23	3,310,000	2,940,316	(a)
UBS AG, Senior Notes	2.250%	1/28/14	1,778,000	1,795,108
UBS AG Stamford CT, Medium-Term Notes	5.750%	4/25/18	459,000	530,429
Vesey Street Investment Trust I, Senior Notes	4.404%	9/1/16	1,750,000	1,863,565
Total Capital Markets				54,893,347
Commercial Banks — 3.5%
ANZ National International Ltd., Senior Notes	1.850%	10/15/15	2,490,000	2,525,079	(a)
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	3.850%	1/22/15	2,140,000	2,236,814	(a)
Barclays Bank PLC, Subordinated Notes	6.050%	12/4/17	1,710,000	1,849,741	(a)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	100,000	126,819	(a)
BBVA US Senior SAU, Senior Notes	3.250%	5/16/14	5,070,000	5,115,498
BBVA US Senior SAU, Senior Notes	4.664%	10/9/15	7,390,000	7,612,609
BNP Paribas SA, Senior Notes	2.375%	9/14/17	3,640,000	3,603,600
Commonwealth Bank of Australia, Senior Notes	3.750%	10/15/14	4,190,000	4,352,153	(a)
Commonwealth Bank of Australia, Senior Notes	1.250%	9/18/15	5,840,000	5,874,456
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	160,000	179,043	(a)
Credit Agricole SA, Senior Notes	2.625%	1/21/14	310,000	312,697	(a)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	7,210,000	7,633,587	(a)(b)(g)
Intesa Sanpaolo SpA, Senior Notes	3.625%	8/12/15	2,130,000	2,134,786	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	1/15/16	1,330,000	1,307,733
Intesa Sanpaolo SpA, Senior Notes	3.875%	1/16/18	1,140,000	1,094,641
Lloyds TSB Bank PLC, Subordinated Notes	6.500%	9/14/20	100,000	106,612	(a)
National Australia Bank of New York, Senior Notes	1.600%	8/7/15	1,900,000	1,925,857
Nordea Bank AB, Senior Notes	3.700%	11/13/14	250,000	259,225	(a)

See Notes to Financial Statements.

10	Western Asset Core Bond Fund 2013 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Commercial Banks — continued
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	$5,860,000	$6,013,532	(a)
Rabobank Nederland NV, Junior Subordinated Notes	11.000%	6/30/19	4,838,000	6,204,735	(a)(b)(g)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium-Term Notes	7.640%	9/29/17	1,500,000	1,342,500	(b)(g)
Royal Bank of Scotland Group PLC, Senior Notes	2.550%	9/18/15	700,000	711,731
Royal Bank of Scotland Group PLC, Senior Notes	6.400%	10/21/19	4,220,000	4,688,808
Santander US Debt SA Unipersonal, Senior Notes	3.724%	1/20/15	5,100,000	5,147,736	(a)
Santander US Debt SA Unipersonal, Senior Notes	3.781%	10/7/15	100,000	101,929	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	3.150%	7/22/15	3,360,000	3,499,968	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	3.100%	1/14/16	400,000	416,601	(a)
Wachovia Bank N.A., Subordinated Notes	6.000%	11/15/17	1,130,000	1,289,459
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	8/26/13	9,080,000	8,909,750	(b)(g)
Wachovia Corp., Senior Notes	5.750%	6/15/17	9,770,000	11,089,966
Wells Fargo & Co., Senior Notes	3.676%	6/15/16	2,410,000	2,574,887
Wells Fargo & Co., Senior Notes	1.500%	1/16/18	1,610,000	1,570,275
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	600,000	653,827
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	3,080,000	2,941,508
Wells Fargo Bank NA, Subordinated Notes	5.950%	8/26/36	640,000	715,516
Wells Fargo Capital X, Capital Securities	5.950%	12/15/36	2,000,000	1,970,000
Total Commercial Banks				108,093,678
Consumer Finance — 1.5%
American Express Co., Senior Notes	2.650%	12/2/22	4,600,000	4,247,258
American Express Co., Subordinated Debentures	6.800%	9/1/66	4,720,000	5,038,600	(b)
American Express Credit Corp., Senior Notes	5.125%	8/25/14	3,510,000	3,678,754
American Honda Finance Corp., Notes	1.000%	8/11/15	4,990,000	4,998,074	(a)
Capital One Financial Corp.	6.150%	9/1/16	2,770,000	3,091,076
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	6,510,000	7,197,124
SLM Corp., Medium-Term Notes, Senior Notes	5.625%	8/1/33	10,225,000	8,486,750
SLM Corp., Senior Notes	3.875%	9/10/15	3,640,000	3,676,593
Toyota Motor Credit Corp., Senior Notes	1.250%	10/5/17	5,520,000	5,360,102
Total Consumer Finance				45,774,331
Diversified Financial Services — 4.3%
Bank of America Corp., Senior Notes	6.500%	8/1/16	1,030,000	1,161,269
Bank of America Corp., Senior Notes	3.875%	3/22/17	1,150,000	1,204,433
Bank of America Corp., Senior Notes	5.750%	12/1/17	540,000	600,142
Bank of America Corp., Senior Notes	3.300%	1/11/23	7,070,000	6,682,189
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	200,000	225,897
Citigroup Inc., Notes	6.500%	8/19/13	410,000	413,028
Citigroup Inc., Senior Notes	6.000%	12/13/13	9,590,000	9,812,776
Citigroup Inc., Senior Notes	6.375%	8/12/14	1,320,000	1,392,970

See Notes to Financial Statements.

Western Asset Core Bond Fund 2013 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2013

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Diversified Financial Services — continued
Citigroup Inc., Senior Notes	5.500%	10/15/14	$960,000	$1,009,712
Citigroup Inc., Senior Notes	6.010%	1/15/15	7,090,000	7,571,588
Citigroup Inc., Senior Notes	6.000%	8/15/17	3,540,000	3,988,805
Citigroup Inc., Senior Notes	5.875%	5/29/37	9,500,000	10,293,174
Citigroup Inc., Senior Notes	6.875%	3/5/38	570,000	691,200
Citigroup Inc., Subordinated Notes	5.000%	9/15/14	920,000	956,089
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	4,105,000	3,686,832
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	2,000,000	1,958,178
General Electric Capital Corp., Senior Notes	1.625%	7/2/15	3,230,000	3,267,755
General Electric Capital Corp., Senior Notes	4.375%	9/16/20	4,640,000	4,911,997
General Electric Capital Corp., Senior Notes	4.625%	1/7/21	4,730,000	5,053,570
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	2,080,000	2,563,394
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	16,410,000	17,066,400	(b)
ILFC E-Capital Trust II, Bonds	6.250%	12/21/65	4,180,000	3,803,800	(a)(b)
ING US Inc., Senior Notes	2.900%	2/15/18	720,000	723,623	(a)
International Lease Finance Corp., Senior Secured Notes	6.500%	9/1/14	1,470,000	1,528,800	(a)
International Lease Finance Corp., Senior Secured Notes	6.750%	9/1/16	5,260,000	5,680,800	(a)
JPMorgan Chase & Co., Senior Notes	1.100%	10/15/15	8,050,000	8,000,879
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	7,599,000	7,898,682
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	600,000	625,046
JPMorgan Chase & Co., Subordinated Notes	5.125%	9/15/14	170,000	178,358
JPMorgan Chase & Co., Subordinated Notes	5.150%	10/1/15	160,000	172,867
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	5,285,000	5,961,543
JPMorgan Chase & Co., Subordinated Notes	3.375%	5/1/23	5,230,000	4,869,967
MassMutual Global Funding II, Senior Secured Notes	5.250%	7/31/18	4,040,000	4,569,935	(a)
Patrons’ Legacy, Secured Notes	5.775%	5/23/20	5,605,879	5,510,579	(a)
Total Diversified Financial Services				134,036,277
Insurance — 0.7%
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/37	7,770,000	7,935,112
American International Group Inc., Medium-Term Notes, Senior Notes	5.850%	1/16/18	100,000	112,441
American International Group Inc., Senior Notes	3.750%	11/30/13	200,000	202,468	(a)
Berkshire Hathaway Inc., Senior Notes	3.200%	2/11/15	90,000	93,612
Chubb Corp., Senior Notes	5.750%	5/15/18	645,000	750,672
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	9,047,000	9,250,557
Teachers Insurance & Annuity Association of America — College Retirement Equity Fund, Notes	6.850%	12/16/39	3,120,000	3,810,278	(a)
Willis North America Inc., Senior Notes	5.625%	7/15/15	130,000	139,499
Total Insurance				22,294,639

See Notes to Financial Statements.

12	Western Asset Core Bond Fund 2013 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Thrifts & Mortgage Finance — 0.4%
Countrywide Financial Corp., Subordinated Notes	6.250%	5/15/16	$10,120,000	$11,035,688
Total Financials				376,127,960
Health Care — 2.0%
Biotechnology — 0.1%
Amgen Inc., Senior Notes	3.875%	11/15/21	3,000,000	3,087,825
Health Care Equipment & Supplies — 0.1%
Medtronic Inc., Senior Notes	4.450%	3/15/20	2,730,000	2,972,310
Medtronic Inc., Senior Notes	3.125%	3/15/22	40,000	39,093
Total Health Care Equipment & Supplies				3,011,403
Health Care Providers & Services — 1.0%
AmerisourceBergen Corp., Senior Notes	5.875%	9/15/15	3,050,000	3,366,898
Express Scripts Holding Co., Senior Notes	3.500%	11/15/16	9,090,000	9,649,362
Humana Inc., Senior Notes	3.150%	12/1/22	1,370,000	1,271,401
UnitedHealth Group Inc., Senior Notes	1.625%	3/15/19	1,360,000	1,314,558
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	1,790,000	1,881,163
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	720,000	808,431
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,960,000	2,157,609
WellPoint Inc., Notes	5.875%	6/15/17	940,000	1,067,986
WellPoint Inc., Notes	7.000%	2/15/19	2,970,000	3,565,693
WellPoint Inc., Senior Notes	6.000%	2/15/14	520,000	536,950
WellPoint Inc., Senior Notes	1.250%	9/10/15	1,140,000	1,141,905
WellPoint Inc., Senior Notes	3.700%	8/15/21	210,000	211,740
WellPoint Inc., Senior Notes	3.125%	5/15/22	2,270,000	2,152,509
Total Health Care Providers & Services				29,126,205
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific Inc., Senior Notes	3.600%	8/15/21	1,320,000	1,294,594
Pharmaceuticals — 0.8%
AbbVie Inc., Senior Notes	1.750%	11/6/17	5,850,000	5,731,344	(a)
AbbVie Inc., Senior Notes	2.900%	11/6/22	3,570,000	3,338,453	(a)
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	3,390,000	3,253,952
Pfizer Inc., Senior Notes	6.200%	3/15/19	460,000	554,689
Pfizer Inc., Senior Notes	7.200%	3/15/39	2,310,000	3,095,278
Roche Holdings Inc., Senior Notes	6.000%	3/1/19	3,360,000	4,011,783	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	100,000	100,009
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	490,000	490,045
Wyeth, Notes	5.950%	4/1/37	2,120,000	2,487,424
Zoetis Inc., Senior Notes	3.250%	2/1/23	760,000	722,089	(a)
Total Pharmaceuticals				23,785,066
Total Health Care				60,305,093

See Notes to Financial Statements.

Western Asset Core Bond Fund 2013 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2013

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Industrials — 2.0%
Aerospace & Defense — 0.2%
Boeing Co., Senior Notes	6.000%	3/15/19	$250,000	$297,630
Boeing Co., Senior Notes	4.875%	2/15/20	5,180,000	5,912,866
Raytheon Co., Senior Notes	3.125%	10/15/20	1,420,000	1,428,881
Total Aerospace & Defense				7,639,377
Air Freight & Logistics — 0.2%
United Parcel Service Inc., Senior Notes	3.125%	1/15/21	4,720,000	4,785,542
Airlines — 0.7%
Air 2 US, Notes	8.027%	10/1/19	3,953,004	4,249,480	(a)
Delta Air Lines Inc., Pass-Through Certificates	6.821%	8/10/22	206,422	233,360
Northwest Airlines Corp., Pass-Through Certificates	7.575%	3/1/19	3,283,876	3,792,877
Southwest Airlines Co., Notes	5.125%	3/1/17	2,640,000	2,846,094
United Airlines Inc., Pass-Through Certificates	6.900%	1/2/18	1,740,235	1,827,246
United Airlines Inc., Pass-Through Certificates	6.820%	5/1/18	538,168	556,331
United Airlines Inc., Pass-Through Certificates	6.703%	6/15/21	2,520,409	2,684,235
United Airlines Inc., Pass-Through Certificates, Secured Notes	9.750%	1/15/17	113,798	130,868
United Airlines Inc., Senior Secured Notes	6.648%	9/15/17	195,840	206,611
US Airways, Pass-Through Trust, Pass-Through Certificates	6.850%	1/30/18	5,411,097	5,573,430
Total Airlines				22,100,532
Building Products — 0.2%
Masco Corp., Senior Debentures	7.125%	8/15/13	3,320,000	3,336,600
Masco Corp., Senior Notes	6.125%	10/3/16	4,120,000	4,449,600
Total Building Products				7,786,200
Commercial Services & Supplies — 0.2%
Waste Management Inc., Senior Notes	5.000%	3/15/14	3,440,000	3,540,806
Waste Management Inc., Senior Notes	4.600%	3/1/21	940,000	1,009,034
Waste Management Inc., Senior Notes	7.375%	5/15/29	340,000	421,431
Total Commercial Services & Supplies				4,971,271
Electrical Equipment — 0.3%
Eaton Corp., Senior Notes	1.500%	11/2/17	2,060,000	1,999,675	(a)
Eaton Corp., Senior Notes	2.750%	11/2/22	6,810,000	6,370,884	(a)
Eaton Corp., Senior Notes	4.150%	11/2/42	2,150,000	1,928,974	(a)
Total Electrical Equipment				10,299,533
Industrial Conglomerates — 0.1%
General Electric Co., Senior Notes	0.850%	10/9/15	2,230,000	2,227,890
United Technologies Corp., Senior Notes	5.400%	5/1/35	20,000	22,285
Total Industrial Conglomerates				2,250,175

See Notes to Financial Statements.

14	Western Asset Core Bond Fund 2013 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Machinery — 0.1%
John Deere Capital Corp., Notes	2.250%	4/17/19	$1,790,000	$1,787,784
John Deere Capital Corp., Senior Notes	1.700%	1/15/20	780,000	737,695
Total Machinery				2,525,479
Total Industrials				62,358,109
Information Technology — 0.4%
Computers & Peripherals — 0.2%
Apple Inc., Senior Notes	2.400%	5/3/23	7,830,000	7,262,043
Software — 0.2%
Oracle Corp., Senior Notes	1.200%	10/15/17	4,960,000	4,817,256
Total Information Technology				12,079,299
Materials — 2.7%
Chemicals — 0.1%
Ecolab Inc., Senior Notes	4.350%	12/8/21	1,170,000	1,235,190
Potash Corp. of Saskatchewan Inc., Senior Notes	4.875%	3/30/20	770,000	852,135
PPG Industries Inc., Senior Notes	6.650%	3/15/18	310,000	367,264
Total Chemicals				2,454,589
Metals & Mining — 2.5%
Barrick Gold Corp., Notes	4.100%	5/1/23	4,770,000	3,985,125	(a)
Barrick Gold Corp., Senior Notes	6.950%	4/1/19	210,000	222,759
Barrick Gold Corp., Senior Notes	3.850%	4/1/22	1,710,000	1,438,830
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	5,170,000	4,622,306
BHP Billiton Finance USA Ltd., Senior Notes	6.500%	4/1/19	550,000	658,466
BHP Billiton Finance USA Ltd., Senior Notes	3.250%	11/21/21	7,980,000	7,802,852
Cliffs Natural Resources Inc., Senior Notes	3.950%	1/15/18	4,570,000	4,366,215
Cliffs Natural Resources Inc., Senior Notes	4.800%	10/1/20	1,890,000	1,703,638
Cliffs Natural Resources Inc., Senior Notes	4.875%	4/1/21	600,000	543,782
Freeport-McMoRan Copper & Gold Inc., Senior Notes	2.375%	3/15/18	1,030,000	979,608	(a)
Freeport-McMoRan Copper & Gold Inc., Senior Notes	3.100%	3/15/20	2,220,000	2,051,977	(a)
Freeport-McMoRan Copper & Gold Inc., Senior Notes	3.550%	3/1/22	6,460,000	5,867,986
Rio Tinto Finance USA Ltd., Notes	6.500%	7/15/18	450,000	532,485
Rio Tinto Finance USA Ltd., Senior Notes	1.875%	11/2/15	60,000	60,869
Rio Tinto Finance USA Ltd., Senior Notes	2.500%	5/20/16	2,570,000	2,642,474
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	1,720,000	2,234,438
Rio Tinto Finance USA Ltd., Senior Notes	3.500%	11/2/20	6,240,000	6,208,544
Rio Tinto Finance USA Ltd., Senior Notes	4.125%	5/20/21	970,000	986,086
Rio Tinto Finance USA Ltd., Senior Notes	3.750%	9/20/21	340,000	335,766
Southern Copper Corp., Senior Notes	5.250%	11/8/42	7,470,000	6,129,725
Vale Overseas Ltd., Notes	8.250%	1/17/34	975,000	1,140,182

See Notes to Financial Statements.

Western Asset Core Bond Fund 2013 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2013

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Metals & Mining — continued
Vale Overseas Ltd., Notes	6.875%	11/21/36	$6,129,000	$6,205,539
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	7,986,000	7,585,382
Xstrata Finance Canada Ltd., Senior Bonds	5.800%	11/15/16	830,000	905,410	(a)
Xstrata Finance Canada Ltd., Senior Notes	2.050%	10/23/15	4,540,000	4,541,435	(a)
Xstrata Finance Canada Ltd., Senior Notes	2.700%	10/25/17	3,930,000	3,811,239	(a)
Total Metals & Mining				77,563,118
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	2,220,000	2,204,897
Total Materials				82,222,604
Telecommunication Services — 2.1%
Diversified Telecommunication Services — 1.8%
AT&T Inc., Global Notes	5.500%	2/1/18	6,180,000	7,068,412
AT&T Inc., Global Notes	6.550%	2/15/39	2,160,000	2,480,242
AT&T Inc., Senior Notes	2.500%	8/15/15	5,030,000	5,183,093
AT&T Inc., Senior Notes	4.450%	5/15/21	960,000	1,033,962
AT&T Inc., Senior Notes	3.875%	8/15/21	1,180,000	1,217,042
AT&T Inc., Senior Notes	2.625%	12/1/22	2,640,000	2,416,484
AT&T Inc., Senior Notes	5.550%	8/15/41	2,789,000	2,903,921
AT&T Inc., Senior Notes	4.300%	12/15/42	6,000	5,225
AT&T Inc., Senior Notes	4.350%	6/15/45	370,000	321,911
BellSouth Corp., Notes	6.875%	10/15/31	20,000	22,677
BellSouth Corp., Senior Bonds	5.200%	9/15/14	4,270,000	4,483,739
CenturyTel Inc., Senior Notes	6.000%	4/1/17	4,120,000	4,439,300
Deutsche Telekom International Finance BV, Senior Notes	5.750%	3/23/16	5,015,000	5,575,010
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	200,000	247,184
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	530,000	572,164
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	2,420,000	2,480,740
Telefonica Emisiones SAU, Senior Notes	5.462%	2/16/21	800,000	824,755
Verizon Communications Inc., Senior Notes	6.100%	4/15/18	1,373,000	1,607,134
Verizon Communications Inc., Senior Notes	8.750%	11/1/18	2,165,000	2,821,731
Verizon Communications Inc., Senior Notes	6.350%	4/1/19	1,960,000	2,325,293
Verizon Communications Inc., Senior Notes	3.500%	11/1/21	1,680,000	1,687,404
Verizon Communications Inc., Senior Notes	2.450%	11/1/22	3,470,000	3,146,242
Verizon Communications Inc., Senior Notes	6.000%	4/1/41	1,210,000	1,357,578
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	110,000	91,272
Verizon Global Funding Corp., Notes	7.750%	12/1/30	230,000	297,972
Total Diversified Telecommunication Services				54,610,487
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	2,910,000	3,288,687

See Notes to Financial Statements.

16	Western Asset Core Bond Fund 2013 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Wireless Telecommunication Services — continued
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	$2,080,000	$2,232,443
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	5,062,000	4,664,102
Cellco Partnership/Verizon Wireless Capital LLC, Senior Notes	8.500%	11/15/18	290,000	376,651
Total Wireless Telecommunication Services				10,561,883
Total Telecommunication Services				65,172,370
Utilities — 1.2%
Electric Utilities — 0.9%
Duke Energy Corp., Senior Notes	3.550%	9/15/21	970,000	968,716
Exelon Corp., Bonds	5.625%	6/15/35	515,000	529,307
FirstEnergy Corp., Notes	7.375%	11/15/31	8,515,000	8,979,885
FirstEnergy Corp., Senior Notes	2.750%	3/15/18	1,410,000	1,372,687
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	5,900,000	5,481,778
MidAmerican Energy Holdings Co., Senior Bonds	6.500%	9/15/37	700,000	831,232
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	1,430,000	1,667,273
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	260,000	335,295
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	5,670,000	6,434,050
Progress Energy Inc., Senior Notes	3.150%	4/1/22	1,360,000	1,302,709
Total Electric Utilities				27,902,932
Gas Utilities — 0.3%
Southern Natural Gas Co., Senior Notes	5.900%	4/1/17	30,000	34,185	(a)
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	5,390,000	7,149,361
Total Gas Utilities				7,183,546
Total Utilities				35,086,478
Total Corporate Bonds & Notes (Cost — $1,022,800,763)				1,007,696,876
Asset-Backed Securities — 2.9%
Ameriquest Mortgage Securities Inc., 2004-R2 A1A	0.883%	4/25/34	220,424	206,878	(b)
Amortizing Residential Collateral Trust, 2002-BC1M A	0.880%	1/1/32	1,118,137	878,174	(b)(e)
Amortizing Residential Collateral Trust, 2005-BC5 M1	1.228%	7/25/32	1,318,532	1,156,785	(b)
Argent Securities Inc., 2006-W4 A2B	0.303%	5/25/36	134,002	47,205	(b)
Avis Budget Rental Car Funding AESOP II LLC, 2010-5A A	3.150%	3/20/17	2,140,000	2,231,755	(a)
Avis Budget Rental Car Funding AESOP II LLC, 2012-2A A	2.802%	5/20/18	4,705,000	4,851,650	(a)
Avis Budget Rental Car Funding AESOP LLC, 2013-1A A	1.920%	9/20/19	1,840,000	1,797,176	(a)
Bayview Financial Acquisition Trust, 2004-C A1	0.825%	5/28/44	181,647	178,374	(b)
Bayview Financial Acquisition Trust, 2005-B M1	0.645%	4/28/39	610,000	595,339	(b)
Bear Stearns Asset Backed Securities Trust, 2004-HE10 M1	1.168%	12/25/34	4,792,645	4,374,046	(b)
Bear Stearns Asset-Backed Securities Trust, 2004-SD3 A3	0.763%	9/25/34	119,063	114,446	(b)
Bear Stearns Asset-Backed Securities Trust, 2005-SD2 2A1	0.523%	12/25/44	208,439	204,328	(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2013 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2013

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Brazos Student Loan Finance Corp., 2009-1 AS	2.776%	12/27/39	$5,900,000	$6,061,554	(b)
CDC Mortgage Capital Trust, 2002-HE1 A	0.813%	1/25/33	296,018	282,550	(b)
Countrywide Asset-Backed Certificates, 2003-BC3 A2	0.813%	9/25/33	345,395	317,161	(b)
Countrywide Asset-Backed Certificates, 2006-SD4 A1	0.533%	12/25/36	803,064	451,142	(a)(b)
Credit-Based Asset Servicing and Securitization LLC, 1999-3 A	6.547%	2/3/29	25,350	18,145	(a)(b)
Credit-Based Asset Servicing and Securitization LLC, 2006-MH1 M1	5.938%	10/25/36	3,715,000	3,581,535	(a)
EFS Volunteer No. 2 LLC, 2012-1 A2	1.543%	3/25/36	3,100,000	3,125,222	(a)(b)
FBR Securitization Trust, 2005-5 M1	0.653%	11/25/35	10,261,000	8,207,025	(b)
Green Tree Financial Corp., 1996-5 B1	8.100%	7/15/26	106,607	6,687	(b)
Greenpoint Manufactured Housing, 2001-2 IA2	3.699%	2/20/32	1,450,000	1,289,937	(b)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.693%	3/13/32	2,200,000	1,915,795	(b)
GSAA Home Equity Trust, 2005-6 A3	0.563%	6/25/35	8,777,533	7,951,233	(b)
GSAMP Trust, 2006-S4 A1	0.283%	5/25/36	1,360,875	248,183	(b)
Hertz Vehicle Financing LLC, 2009-2A A2	5.290%	3/25/16	1,480,000	1,571,112	(a)
Hertz Vehicle Financing LLC, 2013-1A A2	1.830%	8/25/19	2,430,000	2,335,111	(a)
JPMorgan Mortgage Acquisition Corp., 2006-FRE1 A3	0.383%	5/25/35	284,714	270,479	(b)
Keycorp Student Loan Trust, 2003-A 1A2	0.536%	10/25/32	360,109	352,930	(b)
Long Beach Mortgage Loan Trust, 2000-1 AV1	0.712%	1/21/31	103,079	93,296	(b)
Long Beach Mortgage Loan Trust, 2004-6 A3	1.493%	11/25/34	3,802,763	3,770,607	(b)
Long Beach Mortgage Loan Trust, 2006-9 2A3	0.353%	10/25/36	2,682,224	1,193,791	(b)
Morgan Stanley Mortgage Loan Trust, 2006-17XS A1	0.313%	10/25/46	75,061	33,183	(b)
Morgan Stanley Mortgage Loan Trust, 2007-3XS 2A1B	0.363%	1/25/47	1,310,452	425,708	(b)
Nelnet Student Loan Trust, 2004-4 A5	0.436%	1/25/37	180,346	174,354	(b)
North Carolina State Education Assistance Authority, 2012-1 A	0.993%	7/25/39	535,498	537,785	(b)
Pennsylvania Higher Education Assistance Agency, 2005-1 B1	2.400%	4/25/45	800,000	726,000	(b)
Provident Bank Home Equity Loan Trust, 1999-3 A3	0.973%	1/25/31	362,563	266,162	(b)
RAAC Series, 2007-RP2 A	0.543%	2/25/46	575,077	459,367	(a)(b)
Residential Asset Mortgage Products Inc., 2003-RS2 AII	0.873%	3/25/33	84,568	72,492	(b)
Residential Asset Securities Corp., 2001-KS2 AII	0.653%	6/25/31	190,559	157,851	(b)
Residential Asset Securities Corp., 2001-KS3 AII	0.653%	9/25/31	66,858	62,675	(b)
SACO I Trust, 2005-08 A1	0.753%	11/25/35	216,489	213,475	(b)
SACO I Trust, 2005-10 1A	0.713%	6/25/36	1,390,002	1,465,435	(b)
Saxon Asset Securities Trust, 2005-1 M1	0.883%	5/25/35	289,362	264,857	(b)
SLM Student Loan Trust, 2005-04 A3	0.396%	1/25/27	600,000	578,031	(b)
SLM Student Loan Trust, 2006-5 A5	0.386%	1/25/27	6,030,000	5,815,278	(b)
SLM Student Loan Trust, 2011-A A3	2.693%	1/15/43	3,125,000	3,234,462	(a)(b)
SLM Student Loan Trust, 2012-06 A3	0.943%	5/26/26	1,000,000	988,958	(b)

See Notes to Financial Statements.

18	Western Asset Core Bond Fund 2013 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Structured Asset Investment Loan Trust, 2004-1 A3	0.993%	2/25/34	$11,265,164	$10,351,221	(b)
Structured Asset Securities Corp., 2002-AL1 A3	3.450%	2/25/32	2,470,257	2,436,459
Structured Asset Securities Corp., 2004-6XS A5B	5.550%	3/25/34	1,800,567	1,810,799
Total Asset-Backed Securities (Cost — $91,485,903)				89,754,203
Collateralized Mortgage Obligations — 14.0%
American Home Mortgage Assets, 2006-4 1A12	0.403%	10/25/46	1,485,302	976,108	(b)
American Home Mortgage Investment Trust, 2004-4 1A1	0.533%	2/25/45	3,499,848	3,213,697	(b)
Banc of America Commercial Mortgage Inc., 2006-1 AM	5.421%	9/10/45	1,179,000	1,266,455	(b)
Banc of America Commercial Mortgage Inc., 2008-1 A4	6.395%	2/10/51	110,000	126,047	(b)
Banc of America Funding Corp., 2005-E 8A1	2.397%	6/20/35	137,155	84,391	(b)
Banc of America Funding Corp., 2006-H 1A1	2.701%	9/20/46	664,137	525,412	(b)
Banc of America Mortgage Securities Inc., 2004-K 4A1	5.290%	12/25/34	142,363	138,318	(b)
Banc of America Mortgage Securities Inc., 2005-A 4A1	5.051%	2/25/35	43,465	41,985	(b)
Bear Stearns Adjustable Rate Mortgage Trust, 2004-9 24A1	5.225%	11/25/34	6,741,871	6,594,797	(b)
Bear Stearns Commercial Mortgage Securities, 2007-PW16 AM	5.905%	6/11/40	1,010,000	1,121,730	(b)
Bear Stearns Commercial Mortgage Securities, 2007-PW17 AM	5.915%	6/11/50	1,030,000	1,147,530	(b)
Bear Stearns Mortgage Funding Trust, 2007-AR5 1A1A	0.363%	6/25/47	5,239,915	4,056,999	(b)
CD Commercial Mortgage Trust, 2006-CD2 AM	5.531%	1/15/46	700,000	748,649	(b)
Citigroup Mortgage Loan Trust Inc., 2005-HE2 A	0.593%	5/25/35	425,418	418,831	(a)(b)
COBALT CMBS Commercial Mortgage Trust, 2007-C2 AMFX	5.526%	4/15/47	1,100,000	1,208,936	(b)
Commercial Mortgage Pass-Through Certificates, 2012-CR3 A3	2.822%	11/15/45	280,000	260,017
Commercial Mortgage Pass-Through Certificates, 2013-WWP A2	3.424%	3/10/31	1,190,000	1,142,277	(a)
Countrywide Alternative Loan Trust, 2004-J9 3A4	0.583%	10/25/34	33,810	33,766	(b)
Countrywide Alternative Loan Trust, 2005-17 1A1	0.453%	7/25/35	5,517,224	4,574,661	(b)
Countrywide Alternative Loan Trust, 2006-0A06 1A2	0.403%	7/25/46	1,131,624	923,170	(b)
Countrywide Alternative Loan Trust, 2006-0A08 1A1	0.383%	7/25/46	1,646,548	1,273,211	(b)
Countrywide Alternative Loan Trust, 2006-0A10 4A1	0.383%	8/25/46	623,576	406,120	(b)
Countrywide Home Loans, 2005-09 2A1	0.413%	5/25/35	3,936,647	2,700,552	(b)
Countrywide Home Loans, 2005-11 3A3	2.712%	4/25/35	94,731	60,893	(b)
Countrywide Home Loans, 2005-11 6A1	0.493%	3/25/35	48,954	42,321	(b)
Countrywide Home Loans, 2005-R3 AF	0.593%	9/25/35	1,477,075	1,284,985	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1	0.493%	5/25/35	5,827,513	4,915,164	(b)
Credit Suisse Commercial Mortgage Trust, 2007-C2 AM	5.615%	1/15/49	2,698,000	2,866,085	(b)
Credit Suisse Mortgage Capital Certificates, 2006-C5 A3	5.311%	12/15/39	1,380,000	1,515,425
Credit Suisse Mortgage Capital Certificates, 2007-C1 A3	5.383%	2/15/40	310,000	333,603

See Notes to Financial Statements.

Western Asset Core Bond Fund 2013 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2013

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Deutsche Mortgage Securities Inc., 2004-4 7AR2	0.643%	6/25/34	$765,880	$681,706	(b)
Downey Savings and Loan Association Mortgage Loan Trust, 2005-AR6 2A1A	0.482%	10/19/45	2,141,887	1,834,228	(b)
Extended Stay America Trust, 2013-ESH7 A27	2.958%	12/5/31	1,130,000	1,096,734	(a)
FDIC Structured Sale Guaranteed Notes, 2010-S1 1A	0.744%	2/25/48	325,156	324,642	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 001 Z	9.300%	4/15/19	24,149	26,323
Federal Home Loan Mortgage Corp. (FHLMC), 170 B, IO	10.000%	3/1/21	17,008	2,502
Federal Home Loan Mortgage Corp. (FHLMC), 2957 ZA, PAC	5.000%	3/15/35	7,515,164	8,105,954
Federal Home Loan Mortgage Corp. (FHLMC), 3242 SC, IO	6.098%	11/15/36	1,510,753	227,175	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3349 AS, IO	6.308%	7/15/37	2,071,499	314,794	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3368 AI, IO	5.838%	9/15/37	2,827,527	375,759	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3621 SB, IO	6.038%	1/15/40	1,419,153	187,237	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3639 EY	5.000%	2/15/30	3,100,000	3,402,563
Federal Home Loan Mortgage Corp. (FHLMC), 3788 IC, IO, PAC	6.000%	1/15/41	6,572,552	979,014
Federal Home Loan Mortgage Corp. (FHLMC), 3806 CZ	5.500%	7/15/34	8,455,837	9,435,166
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO	5.758%	10/15/41	4,271,620	1,067,614	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3997 SK, IO, PAC-1	6.408%	11/15/41	5,158,063	1,146,840	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4054 SA, IO	5.858%	8/15/39	3,864,931	555,124	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4057 BS, IO	5.858%	9/15/39	3,689,911	779,933	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4057 SA, IO	5.858%	4/15/39	7,324,584	1,497,315	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4063 S, IO	5.758%	6/15/42	1,018,343	256,791	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4068 DS, IO	5.808%	6/15/42	6,962,136	1,575,001	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4068 TS, IO	5.808%	6/15/42	3,619,722	858,225	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4073 SB, IO	5.808%	7/15/42	6,059,878	1,435,301	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4076 SW, IO	5.858%	7/15/42	568,081	139,971	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4092 AI, IO	3.000%	9/15/31	5,634,638	714,119
Federal Home Loan Mortgage Corp. (FHLMC), 4097 ES, IO	5.908%	8/15/42	4,452,777	1,034,834	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4097 ST, IO	5.858%	8/15/42	1,136,802	260,747	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4102 MS, IO	6.408%	9/15/42	5,053,557	1,271,249	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4114 SC, IO	5.908%	10/15/42	3,318,499	918,143	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4116 AS, IO	5.958%	10/15/42	4,475,174	1,121,551	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4116 LS, IO	6.008%	10/15/42	1,686,328	366,956	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4119 IN, IO	3.500%	10/15/32	2,919,522	524,054
Federal Home Loan Mortgage Corp. (FHLMC), 4120 SV, IO	5.958%	10/15/42	2,906,625	631,841	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SE, IO	5.958%	11/15/42	774,175	188,307	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SG, IO	5.958%	11/15/42	3,714,385	912,143	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SJ, IO	5.958%	11/15/42	881,041	231,407	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SQ, IO	5.958%	11/15/42	1,259,467	320,447	(b)

See Notes to Financial Statements.

20	Western Asset Core Bond Fund 2013 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal Home Loan Mortgage Corp. (FHLMC), 4147 CS, IO	5.908%	12/15/42	$2,451,874	$649,128	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4150 SP, IO	5.958%	1/15/43	4,005,105	907,818	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4174 SA, IO	6.008%	5/15/39	8,398,450	1,830,375	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4199 CS, IO	5.958%	5/15/43	4,785,304	1,274,491	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4199 SB, IO	6.008%	5/15/40	3,384,935	815,679	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC	6.058%	9/15/42	1,491,464	306,200	(b)
Federal Home Loan Mortgage Corp. (FHLMC), PO	0.000%	7/15/22	3,450	3,423
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	11,918,178	12,946,728
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, IO	1.838%	7/25/21	14,018,313	1,469,946	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K006 AX1, IO	1.210%	1/25/20	22,650,617	1,242,500	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.394%	4/25/20	36,299,927	2,240,069	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K008 X1, IO	1.827%	6/25/20	39,497,935	3,425,261	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K016 X1, IO	1.736%	10/25/21	8,872,227	901,951	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K017 X1, IO	1.600%	12/25/21	6,747,025	626,245	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K021 X1, IO	1.646%	6/25/22	8,823,627	917,251	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K024 X1, IO	1.026%	9/25/22	6,394,502	406,102	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K703 X1, IO	2.252%	5/25/18	17,720,320	1,541,420	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.388%	6/25/21	14,379,134	1,137,605	(b)
Federal National Mortgage Association (FNMA), 2006-069 GS, IO	6.357%	8/25/36	2,186,245	298,988	(b)
Federal National Mortgage Association (FNMA), 2006-104 IC, IO	6.407%	11/25/36	4,161,333	908,815	(b)
Federal National Mortgage Association (FNMA), 2009-101 NS, IO	5.967%	12/25/39	2,614,212	379,325	(b)
Federal National Mortgage Association (FNMA), 2010-027 AS, IO	6.287%	4/25/40	2,480,018	407,397	(b)
Federal National Mortgage Association (FNMA), 2010-027 SG, IO	4.807%	4/25/40	10,678,751	875,249	(b)
Federal National Mortgage Association (FNMA), 2010-100 CS, IO	6.457%	9/25/40	2,979,152	479,111	(b)
Federal National Mortgage Association (FNMA), 2010-118 YB, IO	6.307%	10/25/40	4,332,960	493,670	(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2013 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2013

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal National Mortgage Association (FNMA), 2010-123 PM, PAC	4.000%	7/25/40	$6,500,000	$6,894,758
Federal National Mortgage Association (FNMA), 2010-142 SM, IO	6.337%	12/25/40	1,494,882	149,222	(b)
Federal National Mortgage Association (FNMA), 2010-150 SN, IO	6.337%	1/25/41	4,083,204	673,134	(b)
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	781,198	892,926
Federal National Mortgage Association (FNMA), 2011-059 SW, IO	6.447%	7/25/41	2,225,751	298,104	(b)
Federal National Mortgage Association (FNMA), 2011-063 SW, IO	6.487%	7/25/41	4,384,864	523,211	(b)
Federal National Mortgage Association (FNMA), 2011-087 SJ, IO	5.757%	9/25/41	10,400,361	1,699,831	(b)
Federal National Mortgage Association (FNMA), 2011-096 BS, IO	6.237%	5/25/41	5,185,185	771,859	(b)
Federal National Mortgage Association (FNMA), 2011-099 KS, IO	6.507%	10/25/26	1,542,409	271,441	(b)
Federal National Mortgage Association (FNMA), 2011-117 LS, IO	6.407%	10/25/40	3,098,182	723,489	(b)
Federal National Mortgage Association (FNMA), 2012-016 ST, IO	6.257%	3/25/42	935,613	164,929	(b)
Federal National Mortgage Association (FNMA), 2012-017 WS, IO	6.357%	7/25/39	2,648,045	567,296	(b)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	1,698,050	1,893,465
Federal National Mortgage Association (FNMA), 2012-046 BA	6.000%	5/25/42	6,765,093	7,480,826
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	2,421,368	2,716,109
Federal National Mortgage Association (FNMA), 2012-063 DS, IO	6.357%	3/25/39	5,648,218	1,219,337	(b)
Federal National Mortgage Association (FNMA), 2012-066 SA, IO	5.807%	6/25/42	6,367,826	1,145,291	(b)
Federal National Mortgage Association (FNMA), 2012-070 YS, IO	6.457%	2/25/41	1,561,273	342,018	(b)
Federal National Mortgage Association (FNMA), 2012-074 AI, IO	3.000%	7/25/27	6,090,341	778,717
Federal National Mortgage Association (FNMA), 2012-074 OA, PO	0.000%	3/25/42	382,580	354,548
Federal National Mortgage Association (FNMA), 2012-074 SA, IO	6.457%	3/25/42	5,643,062	986,362	(b)
Federal National Mortgage Association (FNMA), 2012-075 AO, PO	0.000%	3/25/42	286,935	265,985
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	6.407%	7/25/42	1,802,345	422,355	(b)
Federal National Mortgage Association (FNMA), 2012-083 YS, IO	5.207%	8/25/42	2,320,076	347,444	(b)

See Notes to Financial Statements.

22	Western Asset Core Bond Fund 2013 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal National Mortgage Association (FNMA), 2012-089 AS, IO	5.857%	5/25/39	$190,375	$35,983	(b)
Federal National Mortgage Association (FNMA), 2012-093 IB, IO	3.000%	9/25/27	3,476,429	451,014
Federal National Mortgage Association (FNMA), 2012-093 SG, IO	5.907%	9/25/42	1,902,816	397,926	(b)
Federal National Mortgage Association (FNMA), 2012-093 SM, IO	5.907%	9/25/42	1,242,293	280,695	(b)
Federal National Mortgage Association (FNMA), 2012-098 SA, IO	5.857%	5/25/39	2,569,152	533,389	(b)
Federal National Mortgage Association (FNMA), 2012-111 JS, IO	5.907%	7/25/40	5,125,452	1,162,046	(b)
Federal National Mortgage Association (FNMA), 2012-111 SB, IO	6.407%	10/25/42	3,481,029	886,697	(b)
Federal National Mortgage Association (FNMA), 2012-124 SE, IO	5.957%	11/25/42	2,319,909	504,080	(b)
Federal National Mortgage Association (FNMA), 2012-128 SL, IO	5.957%	11/25/42	1,659,083	430,113	(b)
Federal National Mortgage Association (FNMA), 2012-128 SQ, IO	5.957%	11/25/42	2,623,798	662,727	(b)
Federal National Mortgage Association (FNMA), 2012-133 CS, IO	5.957%	12/25/42	3,065,794	818,217	(b)
Federal National Mortgage Association (FNMA), 2012-133 GS, IO	5.957%	12/25/42	4,466,059	1,130,755	(b)
Federal National Mortgage Association (FNMA), 2012-133 SA, IO	5.957%	12/25/42	882,567	224,718	(b)
Federal National Mortgage Association (FNMA), 2012-134 MS, IO	5.957%	12/25/42	2,243,694	550,357	(b)
Federal National Mortgage Association (FNMA), 2012-134 SC, IO	5.957%	12/25/42	3,500,773	823,314	(b)
Federal National Mortgage Association (FNMA), 2012-134 SK, IO	5.957%	12/25/42	1,947,063	454,209	(b)
Federal National Mortgage Association (FNMA), 2012-139 DI, IO	3.000%	12/25/27	5,051,703	629,319
Federal National Mortgage Association (FNMA), 2012-139 NS, IO	6.507%	12/25/42	5,661,313	1,373,027	(b)
Federal National Mortgage Association (FNMA), 2012-148 LS, IO	6.007%	1/25/43	2,156,857	363,480	(b)
Federal National Mortgage Association (FNMA), 2013-009 BC	6.500%	7/25/42	10,700,000	12,124,726
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	18,900,000	20,718,180
Federal National Mortgage Association (FNMA), 2013-009 SG, IO	6.007%	3/25/39	1,578,213	374,155	(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2013 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2013

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal National Mortgage Association (FNMA), 2013-019 SK, IO	5.957%	3/25/43	$1,775,570	$447,672	(b)
Federal National Mortgage Association (FNMA), 2013-026 HI, IO	3.000%	4/25/32	5,621,018	677,593
Federal National Mortgage Association (FNMA), 390 C3, IO	6.000%	7/25/38	2,246,357	332,046
Federal National Mortgage Association (FNMA), 407 22, IO	5.000%	1/25/39	816,820	118,358
Federal National Mortgage Association (FNMA), 407 23, IO	5.000%	1/25/39	406,708	61,171	(b)
Federal National Mortgage Association (FNMA), 407 27, IO	5.500%	1/25/39	416,498	63,581	(b)
Federal National Mortgage Association (FNMA), 407 34, IO	5.000%	1/25/38	456,688	65,273
Federal National Mortgage Association (FNMA), 407 41, IO	6.000%	1/25/38	3,028,873	432,768
Federal National Mortgage Association (FNMA), 409 C01, IO	3.000%	11/25/26	7,932,354	842,873
Federal National Mortgage Association (FNMA), 409 C02, IO	3.000%	4/25/27	8,159,749	968,326
Federal National Mortgage Association (FNMA), 409 C15, IO	4.000%	11/25/39	2,085,124	202,787
Federal National Mortgage Association (FNMA), 409 C18, IO	4.000%	4/25/42	856,365	102,003
Federal National Mortgage Association (FNMA), IO	9.500%	2/1/17	2,818	317
Federal National Mortgage Association (FNMA), IO	1,009.500%	2/25/20	2	36
Federal National Mortgage Association (FNMA), IO, PAC	1,009.250%	8/25/21	132	2,331
Federal National Mortgage Association (FNMA), PO, PAC	0.000%	5/25/22	20,519	20,412
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	5,068,946	634,365
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	4,459,978	510,987
Government National Mortgage Association (GNMA), 2009-106 PD, PAC	4.500%	4/20/38	3,000,000	3,266,883
Government National Mortgage Association (GNMA), 2009-106 SC, IO, PAC	6.158%	11/20/39	1,950,863	300,959	(b)
Government National Mortgage Association (GNMA), 2009-106 SU, IO	6.008%	5/20/37	539,380	75,667	(b)
Government National Mortgage Association (GNMA), 2010-003 MS, IO, PAC	6.358%	11/20/38	1,917,468	263,315	(b)
Government National Mortgage Association (GNMA), 2010-014 SH, IO	5.808%	2/16/40	1,453,101	292,815	(b)
Government National Mortgage Association (GNMA), 2010-020 SC, IO	5.958%	2/20/40	6,399,002	1,084,967	(b)
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC	6.308%	3/20/39	1,581,775	265,212	(b)
Government National Mortgage Association (GNMA), 2010-042 BS, IO	6.288%	4/20/40	739,932	148,621	(b)
Government National Mortgage Association (GNMA), 2010-042 PC, PAC	5.000%	7/20/39	5,000,000	5,658,685
Government National Mortgage Association (GNMA), 2010-047 XN, IO	6.358%	4/16/34	773,464	41,163	(b)

See Notes to Financial Statements.

24	Western Asset Core Bond Fund 2013 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2010-050 QS, IO	6.358%	12/20/38	$892,651	$150,571	(b)
Government National Mortgage Association (GNMA), 2010-057 QS, IO	6.308%	5/20/40	2,772,575	512,641	(b)
Government National Mortgage Association (GNMA), 2010-059 LB, PAC	4.500%	10/20/39	2,900,000	3,164,445
Government National Mortgage Association (GNMA), 2010-059 PB, PAC	4.500%	7/20/39	6,700,000	7,340,621
Government National Mortgage Association (GNMA), 2010-060 S, IO	6.308%	5/20/40	3,940,359	618,181	(b)
Government National Mortgage Association (GNMA), 2010-076 SH, IO	6.308%	5/20/40	876,725	183,382	(b)
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	6.458%	1/20/40	1,068,395	226,295	(b)
Government National Mortgage Association (GNMA), 2010-086 PB, PAC	4.500%	10/20/39	17,505,000	19,141,630
Government National Mortgage Association (GNMA), 2010-093 PS, IO, PAC	6.508%	6/20/35	1,977,589	169,829	(b)
Government National Mortgage Association (GNMA), 2010-101 NI, IO, PAC	5.000%	11/20/36	3,281,624	260,743
Government National Mortgage Association (GNMA), 2010-113 BS, IO	5.808%	9/20/40	3,651,144	584,540	(b)
Government National Mortgage Association (GNMA), 2010-121 SE, IO	5.808%	9/20/40	3,241,537	535,966	(b)
Government National Mortgage Association (GNMA), 2010-157 SP, IO, PAC	4.058%	12/20/40	8,777,453	990,502	(b)
Government National Mortgage Association (GNMA), 2010-167 US, IO	6.438%	11/20/38	1,074,498	131,046	(b)
Government National Mortgage Association (GNMA), 2010-H03 FA	0.743%	3/20/60	3,105,549	3,102,245	(b)
Government National Mortgage Association (GNMA), 2010-H10 FC	1.193%	5/20/60	1,883,491	1,916,797	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF	0.548%	8/20/58	1,415,143	1,405,385	(b)
Government National Mortgage Association (GNMA), 2010-H27 FA	0.578%	12/20/60	1,618,445	1,605,868	(b)
Government National Mortgage Association (GNMA), 2010-H28 FE	0.598%	12/20/60	4,756,627	4,719,777	(b)
Government National Mortgage Association (GNMA), 2011-004 PS, IO, PAC	5.988%	9/20/40	2,139,487	357,197	(b)
Government National Mortgage Association (GNMA), 2011-032 S, IO	5.808%	3/16/41	593,622	62,642	(b)
Government National Mortgage Association (GNMA), 2011-040 SA, IO	5.938%	2/16/36	4,695,468	671,299	(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2013 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2013

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2011-070 BS, IO	6.508%	12/16/36	$2,175,293	$300,650	(b)
Government National Mortgage Association (GNMA), 2011-135 D	5.000%	4/16/40	5,900,000	6,517,264
Government National Mortgage Association (GNMA), 2011-146 YS, IO	6.458%	11/16/41	1,988,791	401,375	(b)
Government National Mortgage Association (GNMA), 2011-H03 FA	0.698%	1/20/61	2,668,606	2,663,784	(b)
Government National Mortgage Association (GNMA), 2011-H05 FB	0.698%	12/20/60	1,880,509	1,877,045	(b)
Government National Mortgage Association (GNMA), 2011-H06 FA	0.648%	2/20/61	1,351,941	1,346,176	(b)
Government National Mortgage Association (GNMA), 2011-H08 FG	0.678%	3/20/61	5,228,741	5,214,111	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF	0.698%	3/20/61	3,781,964	3,774,823	(b)
Government National Mortgage Association (GNMA), 2012-066 CI, IO	3.500%	2/20/38	5,025,865	791,498
Government National Mortgage Association (GNMA), 2012-081 AI, IO	3.500%	4/20/27	1,740,780	184,120
Government National Mortgage Association (GNMA), 2012-098 SA, IO	5.908%	8/16/42	3,951,289	920,116	(b)
Greenpoint Mortgage Funding Trust, 2005-AR1 A2	0.413%	6/25/45	4,151,969	3,666,837	(b)
Greenpoint Mortgage Funding Trust, 2005-AR4 A1	0.453%	10/25/45	764,864	628,004	(b)
Greenwich Capital Commercial Funding Corp., 2006-GG7 AM	6.056%	7/10/38	1,800,000	1,966,772	(b)
GSMPS Mortgage Loan Trust, 2005-RP1 1AF	0.543%	1/25/35	220,323	188,777	(a)(b)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.543%	3/25/35	9,226,786	7,842,371	(a)(b)
GSR Mortgage Loan Trust, 2005-4F 1A1	4.500%	4/25/20	1,030,614	1,052,760
Harborview Mortgage Loan Trust, 2005-9 2A1A	0.532%	6/20/35	647,922	593,925	(b)
Homestar Mortgage Acceptance Corp., 2004-3 AV1	0.643%	7/25/34	337,972	332,399	(b)
IMPAC Secured Assets Corp., 2006-2 2A1	0.543%	8/25/36	1,205,027	1,134,208	(b)
IMPAC Secured Assets Corp., 2007-2 2A	0.443%	4/25/37	5,613,509	5,059,983	(b)
Indymac Index Mortgage Loan Trust, 2005-AR15 A2	4.700%	9/25/35	63,989	55,307	(b)
JPMorgan Chase Commercial Mortgage Securities Corp., 2006-LDP8 AM	5.440%	5/15/45	1,420,000	1,549,349
JPMorgan Chase Commercial Mortgage Securities Corp., 2006-LDP9 A3	5.336%	5/15/47	4,125,000	4,543,275
JPMorgan Chase Commercial Mortgage Securities Corp., 2007-CB20 AM	6.078%	2/12/51	490,000	550,125	(b)
JPMorgan Chase Commercial Mortgage Securities Corp., 2007-CB20 AMFX	5.930%	2/12/51	400,000	443,928	(b)
JPMorgan Mortgage Trust, 2004-A3 SF3	2.192%	6/25/34	203,013	202,156	(b)
LB-UBS Commercial Mortgage Trust, 2001-C3 X, IO, STRIPS	0.844%	6/15/36	2,206,013	2,133	(a)(b)(d)

See Notes to Financial Statements.

26	Western Asset Core Bond Fund 2013 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
LB-UBS Commercial Mortgage Trust, 2007-C7 AM	6.425%	9/15/45	$930,000	$1,044,016	(b)
Lehman XS Trust, 2005-7N 1A1B	0.493%	12/25/35	78,553	33,208	(b)
Luminent Mortgage Trust, 2006-1 A1	0.433%	4/25/36	366,686	224,329	(b)
Luminent Mortgage Trust, 2007-2 2A1	0.423%	5/25/37	191,208	113,479	(b)
MASTR Adjustable Rate Mortgages Trust, 2004-15 1A1	3.373%	12/25/34	96,890	93,543	(b)
MASTR Reperforming Loan Trust, 2005-1 1A2	6.500%	8/25/34	601,498	622,801	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	111,018	115,096	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F	0.543%	5/25/35	893,361	746,195	(a)(b)
Merrill Lynch Mortgage Investors Inc., 1998-C1 A3	6.720%	11/15/26	1,176,133	1,276,602	(b)
Merrill Lynch Mortgage Investors Inc., 2005-A3 A1	0.463%	4/25/35	366,570	348,445	(b)
Merrill Lynch Mortgage Investors Inc., 2005-A9 3A1	2.802%	12/25/35	68,267	59,186	(b)
Merrill Lynch Mortgage Trust, 2007-C1 A4	6.038%	6/12/50	620,000	696,073	(b)
Merrill Lynch/Countrywide Commercial Mortgage Trust, 2006-4 AM	5.204%	12/12/49	2,000,000	2,152,126	(b)
Merrill Lynch/Countrywide Commercial Mortgage Trust, 2007-9 A4	5.700%	9/12/49	3,902,000	4,370,271
MLCC Mortgage Investors Inc., 2003-B A1	0.873%	4/25/28	1,035,173	1,007,274	(b)
MLCC Mortgage Investors Inc., 2006-1 1A	2.590%	2/25/36	290,188	263,666	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 XA, IO	2.081%	8/15/45	10,274,763	1,056,729	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C6 AS	3.476%	11/15/45	860,000	822,636
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C7 A4	2.918%	2/15/46	1,360,000	1,265,120
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C7 AS	3.214%	2/15/46	1,426,000	1,327,250
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C9 AS	3.456%	5/15/46	1,180,000	1,106,026
Morgan Stanley Capital I, 2007-IQ14 A4	5.692%	4/15/49	150,000	167,028	(b)
Morgan Stanley Mortgage Loan Trust, 2004-08AR 4A1	2.643%	10/25/34	473,631	454,996	(b)
Morgan Stanley Mortgage Loan Trust, 2004-08AR 4A2	2.643%	10/25/34	413,290	412,378	(b)
Morgan Stanley Mortgage Loan Trust, 2005-03AR 2A2	2.524%	7/25/35	2,194,861	1,796,661	(b)
Mortgage IT Trust, 2005-1 1A1	0.513%	2/25/35	863,863	819,529	(b)
Nomura Asset Acceptance Corp., 2004-R3 A1	6.500%	2/25/35	345,044	360,669	(a)
Nomura Asset Acceptance Corp., 2005-AP2 A5	4.976%	5/25/35	347,134	319,764
Opteum Mortgage Acceptance Corp., 2005-2 AI3	0.513%	4/25/35	5,384,215	5,109,631	(b)
Prime Mortgage Trust, 2006-DR1 1A1	5.500%	5/25/35	9,173,577	9,152,404	(a)
Prime Mortgage Trust, 2006-DR1 1A2	6.000%	5/25/35	3,752,373	3,782,737	(a)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	527,216	528,091	(a)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	29,828,159	30,580,933	(a)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2013 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2013

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
RBSSP Resecuritization Trust, 2010-3 4A1	3.335%	12/26/35	$152,343	$154,319	(a)(b)
Residential Accredit Loans Inc., 2006-QO1O A1	0.353%	1/25/37	1,018,046	698,633	(b)
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	6,567,275	6,737,354
Structured ARM Loan Trust, 2005-19XS 1A1	0.513%	10/25/35	776,609	655,917	(b)
Structured Asset Securities Corp., 2003-29 1A1	4.750%	9/25/18	3,711,619	3,803,679
Structured Mortgage Asset Residential Trust, 1991-8 E, IO	0.015%	1/25/23	168,000	79	(b)(d)
UBS Barclays Commercial Mortgage Trust, 2012-C4 AS	3.317%	12/10/45	1,800,000	1,693,624	(a)
VNO Mortgage Trust, 2012-6AVE A	2.996%	11/15/30	1,000,000	932,209	(a)
Wachovia Bank Commercial Mortgage Trust, 2007-C30 A5	5.342%	12/15/43	2,750,000	3,052,170
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AM	5.383%	12/15/43	1,250,000	1,317,730
Wachovia Bank Commercial Mortgage Trust, 2007-C34 A3	5.678%	5/15/46	4,356,000	4,886,535
WaMu Mortgage Pass-Through Certificates, 2002-AR19 A6	2.469%	2/25/33	151,278	147,531	(b)
WaMu Mortgage Pass-Through Certificates, 2003-AR9 1A7	2.429%	9/25/33	54,142	54,163	(b)
WaMu Mortgage Pass-Through Certificates, 2003-S7 A1	4.500%	8/25/18	546,044	553,170
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR01 A2A1	0.533%	1/25/45	572,826	506,846	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR08 1A1A	0.463%	7/25/45	71,818	66,211	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.513%	8/25/45	948,598	852,275	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1	0.483%	10/25/45	139,724	126,294	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A1	0.463%	12/25/45	10,733,384	9,962,169	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A2	0.483%	12/25/45	161,556	145,226	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1	2.406%	9/25/36	459,234	378,942	(b)
Washington Mutual Inc., MSC Pass-Through Certificates, 2004-RA1 2A	7.000%	3/25/34	14,896	15,737
Wells Fargo Mortgage Loan Trust, 2010-RR4 2A1	3.111%	8/27/35	452,681	462,292	(a)(b)
Wells Fargo Mortgage-Backed Securities Trust, 2006-AR8 3A2	2.707%	4/25/36	1,835,071	1,660,011	(b)
Total Collateralized Mortgage Obligations (Cost — $444,389,650)				431,428,443

See Notes to Financial Statements.

28	Western Asset Core Bond Fund 2013 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 28.5%
FHLMC — 2.3%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/13-11/1/39	$1,770,707	$1,915,477
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/13-8/1/35	6,932,301	7,503,120
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	9/1/20-3/1/38	5,709,667	6,127,224
Federal Home Loan Mortgage Corp. (FHLMC)	7.000%	4/1/24-5/1/32	903,938	1,047,500
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	6/1/32-9/1/39	1,193,165	1,342,256
Federal Home Loan Mortgage Corp. (FHLMC)	2.780%	10/1/35	891,921	951,742	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.872%	1/1/36	281,450	300,923	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	5.927%	1/1/37	7,887	8,434	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.441%	2/1/37	152,164	161,971	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.070%	4/1/37	80,449	84,944	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	3.050%	8/1/37	4,014,480	4,240,775	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.545%	1/1/38	324,558	344,945	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	9/1/42	295,760	310,022
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	11/1/42-1/1/43	3,866,215	3,931,156
Federal Home Loan Mortgage Corp. (FHLMC), Bonds	4.000%	3/1/42	2,961,601	3,088,175
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	3/1/39	3,054,208	3,479,948
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	4/1/19	38,312	40,303
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	7/1/20-9/1/35	230,947	246,840
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/1/25-7/1/43	28,063,735	29,460,885
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	7/18/28	200,000	207,625	(h)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	11/1/35-4/1/38	1,484,817	1,598,894
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	10/1/36	875,764	977,123
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	4/1/43	2,583,075	2,600,473
Total FHLMC				69,970,755
FNMA — 21.0%
Federal National Mortgage Association (FNMA)	8.000%	5/1/15	2,343	2,353
Federal National Mortgage Association (FNMA)	4.500%	7/1/18-9/1/41	40,538,621	43,141,064
Federal National Mortgage Association (FNMA)	4.000%	8/1/20-7/1/43	78,632,242	82,413,183
Federal National Mortgage Association (FNMA)	5.000%	8/1/20-5/1/42	20,560,042	22,074,488
Federal National Mortgage Association (FNMA)	6.000%	8/1/21-12/1/39	25,619,532	27,981,912
Federal National Mortgage Association (FNMA)	7.500%	6/1/25-5/1/28	197,195	210,201
Federal National Mortgage Association (FNMA)	7.000%	1/1/27-2/1/39	10,635,444	11,983,002
Federal National Mortgage Association (FNMA)	2.500%	1/1/28-10/1/42	6,985,714	6,919,081
Federal National Mortgage Association (FNMA)	6.500%	7/1/28-3/1/32	52,681	59,992
Federal National Mortgage Association (FNMA)	2.500%	7/18/28-7/15/43	64,100,000	64,079,310	(h)
Federal National Mortgage Association (FNMA)	2.963%	6/1/35	3,054,099	3,259,291	(b)
Federal National Mortgage Association (FNMA)	2.633%	7/1/35	670,803	712,923	(b)
Federal National Mortgage Association (FNMA)	2.753%	8/1/35	493,675	527,119	(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2013 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2013

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	2.810%	9/1/35	$1,620,331	$1,716,919	(b)
Federal National Mortgage Association (FNMA)	2.817%	9/1/35	803,984	854,799	(b)
Federal National Mortgage Association (FNMA)	5.500%	9/1/35-11/1/38	15,408,860	16,811,256
Federal National Mortgage Association (FNMA)	2.162%	10/1/35	3,955,321	4,164,097	(b)
Federal National Mortgage Association (FNMA)	2.734%	10/1/35	659,199	703,974	(b)
Federal National Mortgage Association (FNMA)	2.750%	10/1/35	531,657	566,592	(b)
Federal National Mortgage Association (FNMA)	2.752%	10/1/35	586,721	626,079	(b)
Federal National Mortgage Association (FNMA)	3.480%	10/1/35	940,130	1,000,438	(b)
Federal National Mortgage Association (FNMA)	2.112%	11/1/35	1,519,149	1,596,919	(b)
Federal National Mortgage Association (FNMA)	2.134%	11/1/35	2,664,333	2,804,554	(b)
Federal National Mortgage Association (FNMA)	2.142%	11/1/35	1,706,293	1,794,050	(b)
Federal National Mortgage Association (FNMA)	2.151%	11/1/35	1,832,762	1,926,930	(b)
Federal National Mortgage Association (FNMA)	3.090%	9/1/36	628,023	671,258	(b)
Federal National Mortgage Association (FNMA)	2.838%	12/1/36	34,276	36,701	(b)
Federal National Mortgage Association (FNMA)	1.881%	2/1/37	10,400,680	10,863,799	(b)
Federal National Mortgage Association (FNMA)	3.500%	8/1/42-5/1/43	40,426,801	40,556,495
Federal National Mortgage Association (FNMA)	3.000%	12/1/42-2/1/43	5,052,485	4,839,218
Federal National Mortgage Association (FNMA)	3.000%	7/15/43	99,600,000	97,312,308	(h)
Federal National Mortgage Association (FNMA)	3.500%	7/15/43	101,800,000	103,342,901	(h)
Federal National Mortgage Association (FNMA)	4.000%	7/15/43	48,700,000	50,733,605	(h)
Federal National Mortgage Association (FNMA)	4.500%	7/15/43	36,700,000	38,833,187	(h)
Total FNMA				645,119,998
GNMA — 5.2%
Government National Mortgage Association (GNMA)	8.000%	10/15/16-7/15/17	39,060	39,816
Government National Mortgage Association (GNMA)	7.500%	10/15/22-8/15/32	99,407	112,485
Government National Mortgage Association (GNMA)	7.000%	6/15/23-5/15/32	113,582	129,753
Government National Mortgage Association (GNMA)	6.500%	10/15/23-10/20/37	19,090,817	22,156,670
Government National Mortgage Association (GNMA)	6.000%	3/15/26-11/20/41	22,986,182	25,557,961
Government National Mortgage Association (GNMA)	5.500%	1/15/33-6/15/36	389,973	428,790
Government National Mortgage Association (GNMA)	5.000%	1/15/40-11/20/40	2,989,153	3,271,519
Government National Mortgage Association (GNMA)	4.500%	1/20/40-3/20/41	20,591,269	22,163,884
Government National Mortgage Association (GNMA)	3.000%	7/22/43	5,700,000	5,634,985	(h)

See Notes to Financial Statements.

30	Western Asset Core Bond Fund 2013 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA)	3.500%	7/22/43	$16,200,000	$16,617,655	(h)
Government National Mortgage Association (GNMA)	4.000%	7/22/43	1,300,000	1,362,563	(h)
Government National Mortgage Association (GNMA) I	6.000%	3/15/33	94,645	106,436
Government National Mortgage Association (GNMA) I	5.500%	2/15/35	476,473	521,784
Government National Mortgage Association (GNMA) II	6.000%	10/20/37-2/20/42	747,890	836,972
Government National Mortgage Association (GNMA) II	3.500%	7/22/43	59,600,000	61,164,494	(h)
Total GNMA				160,105,767
Total Mortgage-Backed Securities (Cost — $876,221,454)				875,196,520
Municipal Bonds — 0.7%
Florida — 0.0%
Florida Educational Loan Marketing Corp., AZ, Reset Auction Mode Securities, Guaranteed Student Loans	0.315%	12/1/38	600,000	557,592	(b)(i)
Pennsylvania — 0.7%
Pennsylvania State Higher Education Assistance Agency Revenue, Guaranteed Student Loans	0.244%	6/1/47	1,525,000	1,473,519	(b)
Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue	0.169%	5/1/46	12,275,000	11,852,605	(b)
Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue	0.204%	5/1/46	6,175,000	5,962,494	(b)
Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue	1.371%	6/1/47	400,000	386,511	(b)
Total Pennsylvania				19,675,129
Total Municipal Bonds (Cost — $18,699,284)				20,232,721
Sovereign Bonds — 0.1%
Chile — 0.1%
Corporacion Nacional del Cobre de Chile, Senior Notes	4.750%	10/15/14	1,750,000	1,816,472	(a)
Mexico — 0.0%
United Mexican States, Medium-Term Notes	5.625%	1/15/17	164,000	182,286
United Mexican States, Medium-Term Notes	6.050%	1/11/40	112,000	122,080
United Mexican States, Senior Notes	4.750%	3/8/44	680,000	605,200
Total Mexico				909,566
Total Sovereign Bonds (Cost — $2,782,565)				2,726,038
U.S. Government & Agency Obligations — 22.4%
U.S. Government Agencies — 4.0%
Federal Home Loan Bank (FHLB)	0.200%	6/12/14	12,100,000	12,097,047
Federal Home Loan Mortgage Corp. (FHLMC), Senior Notes	5.625%	11/23/35	12,290,000	13,368,251
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	15,110,000	20,504,663
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	30,110,000	25,292,400
Federal National Mortgage Association (FNMA), Notes	6.000%	4/18/36	110,000	124,341

See Notes to Financial Statements.

Western Asset Core Bond Fund 2013 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

June 30, 2013

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Financing Corp. (FICO) Strip	0.000%	4/5/19	$1,150,000	$1,015,443
Financing Corp. (FICO) Strip, Bonds	0.000%	11/2/18	6,320,000	5,763,758
Financing Corp. (FICO) Strip, Debentures	0.000%	2/8/18	1,790,000	1,667,022
Financing Corp. (FICO) Strip, Debentures	0.000%	5/11/18	6,720,000	6,179,914
Financing Corp. (FICO) Strip, Debentures	0.000%	8/3/18	10,810,000	9,888,595
Financing Corp. (FICO) Strip, Debentures	0.000%	3/7/19	7,280,000	6,521,351
Financing Corp. (FICO) Strip, Debentures	0.000%	6/6/19	880,000	778,840
Financing Corp. (FICO) Strip, Notes	0.000%	4/6/18	5,410,000	4,990,622
Financing Corp. (FICO) Strip, Notes	0.000%	8/3/18	6,410,000	5,853,118
Financing Corp. (FICO) Strip, Notes	0.000%	9/26/19	1,240,000	1,080,520
Tennessee Valley Authority, Global Power Bonds 2000	7.125%	5/1/30	2,450,000	3,377,928
Tennessee Valley Authority, Notes	5.250%	9/15/39	4,970,000	5,591,881
Total U.S. Government Agencies				124,095,694
U.S. Government Obligations — 18.4%
U.S. Treasury Bonds	2.750%	8/15/42	121,231,000	104,637,507
U.S. Treasury Bonds	2.750%	11/15/42	4,030,800	3,475,307
U.S. Treasury Bonds	3.125%	2/15/43	20,220,000	18,874,116
U.S. Treasury Bonds	2.875%	5/15/43	31,310,000	27,709,350
U.S. Treasury Notes	0.125%	8/31/13	10,000	10,001
U.S. Treasury Notes	0.250%	6/30/14	260,000	260,152
U.S. Treasury Notes	0.250%	8/31/14	1,300,000	1,300,559
U.S. Treasury Notes	0.250%	9/15/14	270,000	270,095
U.S. Treasury Notes	0.375%	11/15/15	2,230,000	2,225,121
U.S. Treasury Notes	0.750%	6/30/17	35,800,000	35,352,500
U.S. Treasury Notes	0.750%	10/31/17	121,370,000	119,084,846
U.S. Treasury Notes	0.750%	3/31/18	14,890,000	14,493,315
U.S. Treasury Notes	1.000%	5/31/18	43,100,000	42,359,197
U.S. Treasury Notes	1.250%	2/29/20	140,840,000	135,591,457
U.S. Treasury Notes	1.375%	5/31/20	870,000	839,618
U.S. Treasury Notes	1.750%	6/30/20	210,000	209,212
U.S. Treasury Notes	1.625%	11/15/22	39,786,000	37,140,868
U.S. Treasury Notes	1.750%	5/15/23	19,330,000	18,103,743
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/21	2,470,000	2,035,809
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/30	1,720,000	975,942
Total U.S. Government Obligations				564,948,715
Total U.S. Government & Agency Obligations (Cost — $704,357,555)				689,044,409
U.S. Treasury Inflation Protected Securities — 0.6%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	12,921,199	15,703,288

See Notes to Financial Statements.

32	Western Asset Core Bond Fund 2013 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Inflation Protected Securities — continued
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	$4,775,070	$4,203,552
Total U.S. Treasury Inflation Protected Securities (Cost — $23,367,981)				19,906,840
Total Investments before Short-Term Investments (Cost — $3,184,105,155)				3,135,986,050
Short-Term Investments — 11.4%
U.S. Government Agencies — 6.8%
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.950%	11/18/13	14,300,000	14,296,110	(j)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.100%	12/9/13	2,000,000	1,999,196	(j)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.100%	12/18/13	2,230,000	2,229,052	(j)(k)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.120%	1/28/14	45,000,000	44,973,630	(j)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.110%	2/14/14	48,700,000	48,666,105	(j)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.130%	4/21/14	30,000,000	29,968,170	(j)
Federal National Mortgage Association (FNMA), Discount Notes	0.950%	7/1/13	40,000,000	40,000,000	(j)
Federal National Mortgage Association (FNMA), Discount Notes	0.150%	9/3/13	25,000,000	24,998,225	(j)
Federal National Mortgage Association (FNMA), Discount Notes	0.120%	2/24/14	4,150,000	4,146,983	(j)(k)
Total U.S. Government Agencies (Cost — $211,265,384)				211,277,471
Repurchase Agreements — 4.6%
Barclays Capital Inc. repurchase agreement dated 6/28/13; Proceeds at maturity — $141,000,705; (Fully collateralized by U.S. government obligations, 0.625% due 5/31/17; Market value — $146,725,545) (Cost — $141,000,000)	0.060%	7/1/13	141,000,000	141,000,000
Total Short-Term Investments (Cost — $352,265,384)				352,277,471
Total Investments — 113.4% (Cost — $3,536,370,539#)				3,488,263,521
Liabilities in Excess of Other Assets — (13.4)%				(412,714,915)
Total Net Assets — 100.0%				$3,075,548,606

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	The coupon payment on these securities is currently in default as of June 30, 2013.
(d)	Illiquid security.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(f)	Value is less than $1.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2013 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

June 30, 2013

Western Asset Core Bond Fund

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(i)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(j)	Rate shown represents yield-to-maturity.

(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

Schedule of Written Options
Security	Expiration Date	Strike Rate	Notional Par[1]	Value
Interest rate swaption with JPMorgan Securities Inc., Call	10/7/13	4.86%	25,300,000	$4,757,112
Interest rate swaption with JPMorgan Securities Inc., Put	10/7/13	4.86	25,300,000	6,167
Total Written Options (Premiums received — $3,061,300)				$4,763,279

[1]

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

See Notes to Financial Statements.

34	Western Asset Core Bond Fund 2013 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2013

Assets:
Investments, at value (Cost — $3,536,370,539)	$3,488,263,521
Cash	609,172
Receivable for securities sold	263,514,690
Interest receivable	18,891,360
Deposits with brokers for swap contracts	9,500,000
Receivable for Fund shares sold	2,480,481
OTC Swaps, at value (net premiums paid — $492,503)	823,316
Receivable from broker — variation margin on open futures contracts	162,140
Receivable for open swap contracts	44,582
Prepaid expenses	76,074
Other assets	1,487
Other receivables	85,671
Total Assets	3,784,452,494

Liabilities:
Payable for securities purchased	693,893,655
Written options, at value (premiums received — $3,061,300)	4,763,279
OTC Swaps, at value (premiums received — $169,827)	4,732,336
Payable for Fund shares repurchased	2,606,916
Investment management fee payable	1,025,121
Payable for open swap contracts	560,985
Service and/or distribution fees payable	263,521
Distributions payable	238,636
Directors’ fees payable	16,017
Accrued expenses	803,422
Total Liabilities	708,903,888
Total Net Assets	$3,075,548,606

Net Assets:
Par value (Note 7)	$258,682
Paid-in capital in excess of par value	3,592,422,874
Undistributed net investment income	1,880,306
Accumulated net realized loss on investments, futures contracts, written options and swap contracts	(474,672,230)
Net unrealized depreciation on investments, futures contracts, written options and swap contracts	(44,341,026)
Total Net Assets	$3,075,548,606

See Notes to Financial Statements.

Western Asset Core Bond Fund 2013 Semi-Annual Report	35

Statement of assets and liabilities (unaudited) (cont’d)

Shares Outstanding:
Class A	18,431,276
Class C	256,555
Class C1	2,891,955
Class FI	78,923,623
Class R	84,693
Class I	62,948,751
Class IS	95,145,366

Net Asset Value:
Class A (and redemption price)	$11.88
Class C*	$11.89
Class C1*	$11.89
Class FI (and redemption price)	$11.89
Class R (and redemption price)	$11.89
Class I (and redemption price)	$11.88
Class IS (and redemption price)	$11.90
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$12.41

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

36	Western Asset Core Bond Fund 2013 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2013

Investment Income:
Interest	$45,636,019

Expenses:
Investment management fee (Note 2)	6,740,557
Service and/or distribution fees (Notes 2 and 5)	1,644,669
Transfer agent fees (Note 5)	1,095,050
Fund accounting fees	129,811
Registration fees	81,698
Directors’ fees	69,121
Legal fees	67,418
Fees recaptured by investment manager (Note 2)	54,922
Audit and tax	42,862
Shareholder reports	41,573
Custody fees	34,170
Insurance	30,419
Miscellaneous expenses	215
Total Expenses	10,032,485
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(186,944)
Net Expenses	9,845,541
Net Investment Income	35,790,478

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(14,420,201)
Futures contracts	13,233,743
Written options	431,304
Swap contracts	(1,188,625)
Net Realized Loss	(1,943,779)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(132,716,133)
Futures contracts	8,275,145
Written options	1,897,798
Swap contracts	1,205,445
Change in Net Unrealized Appreciation (Depreciation)	(121,337,745)
Net Loss on Investments, Futures Contracts, Written Options and Swap Contracts	(123,281,524)
Decrease in Net Assets from Operations	$(87,491,046)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2013 Semi-Annual Report	37

Statements of changes in net assets

For the Six Months Ended June 30, 2013 (unaudited) and the Year Ended December 31, 2012	2013	2012

Operations:
Net investment income	$35,790,478	$71,855,176
Net realized loss	(1,943,779)	(52,144,323)
Change in net unrealized appreciation (depreciation)	(121,337,745)	173,530,110
Increase (Decrease) in Net Assets From Operations	(87,491,046)	193,240,963

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(39,962,402)	(77,141,995)
Decrease in Net Assets From Distributions to Shareholders	(39,962,402)	(77,141,995)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	315,069,192	1,714,558,710
Reinvestment of distributions	38,281,310	72,580,172
Cost of shares repurchased	(557,860,167)	(1,187,648,956)
Net assets of shares issued in connection with merger (Note 8)	—	314,994,056
Increase (Decrease) in Net Assets From Fund Share Transactions	(204,509,665)	914,483,982
Increase (Decrease) in Net Assets	(331,963,113)	1,030,582,950

Net Assets:
Beginning of period	3,407,511,719	2,376,928,769
End of period*	$3,075,548,606	$3,407,511,719
* Includes undistributed net investment income of:	$1,880,306	$6,052,230

See Notes to Financial Statements.

38	Western Asset Core Bond Fund 2013 Semi-Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2013[2]	2012[3]

Net asset value, beginning of period	$12.37	$12.08

Income (loss) from operations:
Net investment income	0.12	0.17
Net realized and unrealized gain (loss)	(0.48)	0.31
Total income (loss) from operations	(0.36)	0.48

Less distributions from:
Net investment income	(0.13)	(0.19)
Total distributions	(0.13)	(0.19)

Net asset value, end of period	$11.88	$12.37
Total return[4]	(2.92)%	3.96%

Net assets, end of period (000s)	$219,052	$263,926

Ratios to average net assets:
Gross expenses[5]	0.87%	0.84%
Net expenses[5,6,7]	0.87	0.84
Net investment income[5]	1.92	2.06

Portfolio turnover rate[8]	78%	149%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2013 (unaudited).

[3]	For the period April 30, 2012 (commencement of operations) to December 31, 2012.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class A shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Directors’ consent.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 166% for the six months ended June 30, 2013 and 418% for the period ended December 31, 2012.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2013 Semi-Annual Report	39

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2013[2]	2012[3]

Net asset value, beginning of period	$12.37	$12.08

Income (loss) from operations:
Net investment income	0.08	0.11
Net realized and unrealized gain (loss)	(0.47)	0.30
Total income (loss) from operations	(0.39)	0.41

Less distributions from:
Net investment income	(0.09)	(0.12)
Total distributions	(0.09)	(0.12)

Net asset value, end of period	$11.89	$12.37
Total return[4]	(3.16)%	3.43%

Net assets, end of period (000s)	$3,049	$1,897

Ratios to average net assets:
Gross expenses[5]	1.55%	1.47%
Net expenses[5,6,7]	1.55 [8]	1.47
Net investment income[5]	1.25	1.35

Portfolio turnover rate[9]	78%	149%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2013 (unaudited).

[3]	For the period April 30, 2012 (commencement of operations) to December 31, 2012.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Directors’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 166% for the six months ended June 30, 2013 and 418% for the period ended December 31, 2012.

See Notes to Financial Statements.

40	Western Asset Core Bond Fund 2013 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2013[2]	2012[3]

Net asset value, beginning of period	$12.37	$12.40

Income (loss) from operations:
Net investment income	0.09	0.05
Net realized and unrealized loss	(0.46)	(0.03)
Total income (loss) from operations	(0.37)	0.02

Less distributions from:
Net investment income	(0.11)	(0.05)
Total distributions	(0.11)	(0.05)

Net asset value, end of period	$11.89	$12.37
Total return[4]	(3.04)%	0.17%

Net assets, end of period (000s)	$34,377	$41,417

Ratios to average net assets:
Gross expenses[5]	1.29%	1.28%
Net expenses[5,6,7]	1.29	1.28
Net investment income[5]	1.50	1.63

Portfolio turnover rate[8]	78%	149%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2013 (unaudited).

[3]	For the period October 3, 2012 (commencement of operations) to December 31, 2012.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class C1 shares did not exceed 1.42%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Directors’ consent.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 166% for the six months ended June 30, 2013 and 418% for the period ended December 31, 2012.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2013 Semi-Annual Report	41

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1,2]	2013[3]	2012	2011	2010	2009	2008[4]	2008[5]

Net asset value, beginning of period	$12.37	$11.87	$11.42	$10.62	$9.08	$10.54	$11.37

Income (loss) from operations:
Net investment income	0.12	0.28	0.35	0.43	0.45	0.40	0.56
Net realized and unrealized gain (loss)	(0.46)	0.52	0.47	0.82	1.61	(1.34)	(0.79)
Total income (loss) from operations	(0.34)	0.80	0.82	1.25	2.06	(0.94)	(0.23)

Less distributions from:
Net investment income	(0.14)	(0.30)	(0.37)	(0.45)	(0.52)	(0.52)	(0.55)
Net realized gains	—	—	—	—	—	—	(0.05)
Total distributions	(0.14)	(0.30)	(0.37)	(0.45)	(0.52)	(0.52)	(0.60)

Net asset value, end of period	$11.89	$12.37	$11.87	$11.42	$10.62	$9.08	$10.54
Total return[6]	(2.79)%	6.82%	7.24%	11.91%	23.37%	(9.06)%	(2.12)%

Net assets, end of period (000s)	$938,184	$942,713	$639,281	$384,186	$1,199,219	$1,169,174	$1,627,400

Ratios to average net assets:
Gross expenses	0.81%[7,8]	0.75%[7]	0.75%	0.79%	0.78%	0.77%[8]	0.69%
Net expenses[9]	0.77 [7,8,10,11]	0.75 [7,10,11]	0.74 [10]	0.75 [10]	0.75 [10]	0.72 [8,10]	0.69
Net investment income	2.02 [8]	2.29	3.01	3.85	4.70	5.30 [8]	5.10

Portfolio turnover rate	78%[12]	149%[12]	141%[12]	406%	221%	141%[13]	455%

[1]	In April 2010, Financial Intermediary Class shares were renamed Class FI shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2013 (unaudited).

[4]	For the period April 1, 2008 through December 31, 2008.

[5]	For the year ended March 31.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]	Annualized.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

As a result of an expense limitation arrangement, effective May 1, 2012, the ratio of expenses to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Directors’ consent. The manager currently intends to voluntarily waive fees and/or reimburse operating expenses so that total annual operating expenses are not expected to exceed 0.79%. This arrangement is expected to continue until April 30, 2014, but may be terminated at any time by the manager. Prior to May 1, 2013, the manager voluntarily waived fees and/or reimbursed operating expenses so that total annual operating expenses would not exceed 0.77%. Prior to May 1, 2012, as the result of an expense limitation arrangement, the ratio of expenses to average net assets of Class FI shares did not exceed 0.75%. These expense limitations do not include interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses.

[12]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 166% for the six months ended June 30, 2013 and 418% and 556% for the years ended December 31, 2012 and 2011, respectively.

[13]	Not annualized.

See Notes to Financial Statements.

42	Western Asset Core Bond Fund 2013 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2013[2]	2012[3]

Net asset value, beginning of period	$12.37	$12.08

Income (loss) from operations:
Net investment income	0.10	0.14
Net realized and unrealized gain (loss)	(0.46)	0.31
Total income (loss) from operations	(0.36)	0.45

Less distributions from:
Net investment income	(0.12)	(0.16)
Total distributions	(0.12)	(0.16)

Net asset value, end of period	$11.89	$12.37
Total return[4]	(2.97)%	3.73%

Net assets, end of period (000s)	$1,007	$1,511

Ratios to average net assets:
Gross expenses[5]	1.38%[6]	1.40%
Net expenses[5,7,8,9]	1.15	1.15
Net investment income[5]	1.62	1.72

Portfolio turnover rate[10]	78%	149%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2013 (unaudited).

[3]	For the period April 30, 2012 (commencement of operations) to December 31, 2012.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Directors’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 166% for the six months ended June 30, 2013 and 418% for the period ended December 31, 2012.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2013 Semi-Annual Report	43

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1,2]	2013[3]	2012	2011	2010	2009	2008[4]	2008[5]

Net asset value, beginning of period	$12.37	$11.86	$11.42	$10.62	$9.08	$10.54	$11.37

Income (loss) from operations:
Net investment income	0.14	0.31	0.38	0.46	0.48	0.42	0.58
Net realized and unrealized gain (loss)	(0.48)	0.53	0.45	0.82	1.61	(1.34)	(0.78)
Total income (loss) from operations	(0.34)	0.84	0.83	1.28	2.09	(0.92)	(0.20)

Less distributions from:
Net investment income	(0.15)	(0.33)	(0.39)	(0.48)	(0.55)	(0.54)	(0.58)
Net realized gains	—	—	—	—	—	—	(0.05)
Total distributions	(0.15)	(0.33)	(0.39)	(0.48)	(0.55)	(0.54)	(0.63)

Net asset value, end of period	$11.88	$12.37	$11.86	$11.42	$10.62	$9.08	$10.54
Total return[6]	(2.74)%	7.15%	7.38%	12.20%	23.68%	(8.88)%	(1.88)%

Net assets, end of period (000s)	$748,061	$938,146	$1,576,949	$1,689,352	$2,170,146	$2,558,597	$5,140,277

Ratios to average net assets:
Gross expenses	0.51%[7]	0.52%	0.52%	0.50%	0.49%	0.47%[7]	0.44%
Net expenses[8]	0.51 [7]	0.52	0.52	0.50	0.49	0.47 [7]	0.44
Net investment income	2.27 [7]	2.57	3.25	4.07	5.00	5.60 [7]	5.30

Portfolio turnover rate	78%[9]	149%[9]	141%[9]	406%	221%	141%[10]	455%

[1]	In April 2010, Institutional Class shares were renamed Class I shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2013 (unaudited).

[4]	For the period April 1, 2008 through December 31, 2008.

[5]	For the year ended March 31.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 166% for the six months ended June 30, 2013 and 418% and 556% for the years ended December 31, 2012 and 2011, respectively.

[10]	Not annualized.

See Notes to Financial Statements.

44	Western Asset Core Bond Fund 2013 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1,2]	2013[3]	2012	2011	2010	2009	2008[4]

Net asset value, beginning of period	$12.38	$11.87	$11.43	$10.63	$9.09	$10.11

Income (loss) from operations:
Net investment income	0.14	0.31	0.39	0.47	0.48	0.15
Net realized and unrealized gain (loss)	(0.46)	0.54	0.45	0.82	1.61	(0.87)
Total income (loss) from operations	(0.32)	0.85	0.84	1.29	2.09	(0.72)

Less distributions from:
Net investment income	(0.16)	(0.34)	(0.40)	(0.49)	(0.55)	(0.30)
Total distributions	(0.16)	(0.34)	(0.40)	(0.49)	(0.55)	(0.30)

Net asset value, end of period	$11.90	$12.38	$11.87	$11.43	$10.63	$9.09
Total return[5]	(2.63)%	7.23%	7.46%	12.25%	23.72%	(7.08)%

Net assets, end of period (000s)	$1,131,819	$1,217,902	$160,699	$109,098	$247,070	$240,681

Ratios to average net assets:
Gross expenses	0.45%[6,7]	0.45%	0.45%	0.44%	0.44%	0.45%[6]
Net expenses[8]	0.45 [6,9,10]	0.45 [9,10]	0.45	0.44 [10]	0.44	0.45 [6]
Net investment income	2.34 [6]	2.51	3.31	4.13	5.00	5.20 [6]

Portfolio turnover rate	78%[11]	149%[11]	141%[11]	406%	221%	141%[12]

[1]	In April 2010, Institutional Select Class shares were renamed Class IS shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2013 (unaudited).

[4]	For the period April 29, 2008 (commencement of operations) to December 31, 2008.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 1, 2012, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class IS shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Directors’ consent. Prior to May 1, 2012, as a result of expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class IS shares did not exceed 0.50%.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 166% for the six months ended June 30, 2013 and 418% and 556% for the years ended December 31, 2012 and 2011, respectively.

[12]	Not annualized.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2013 Semi-Annual Report	45

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence

46	Western Asset Core Bond Fund 2013 Semi-Annual Report

reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Core Bond Fund 2013 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes	—	$1,007,696,876	—	$1,007,696,876
Asset-backed securities	—	89,754,203	—	89,754,203
Collateralized mortgage obligations	—	431,428,443	—	431,428,443
Mortgage-backed securities	—	875,196,520	—	875,196,520
Municipal bonds	—	20,232,721	—	20,232,721
Sovereign bonds	—	2,726,038	—	2,726,038
U.S. government & agency obligations	—	689,044,409	—	689,044,409
U.S. Treasury inflation protected securities	—	19,906,840	—	19,906,840
Total long-term investments	—	$3,135,986,050	—	$3,135,986,050
Short-term investments†	—	352,277,471	—	352,277,471
Total investments	—	$3,488,263,521	—	$3,488,263,521
Other financial instruments:
Futures contracts	$12,401,156	—	—	$12,401,156
Credit default swaps on corporate issues — sell protection‡	—	$66,350	—	66,350
Credit default swaps on corporate issues — buy protection	—	155,137	—	155,137
Credit default swaps on credit indices — sell protection‡	—	589,200	—	589,200
Total return swaps‡	—	12,629	—	12,629
Total other financial instruments	$12,401,156	$823,316	—	$13,224,472
Total	$12,401,156	$3,489,086,837	—	$3,501,487,993

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options	—	$4,763,279	—	$4,763,279
Futures contracts	$2,701,489	—	—	2,701,489
Interest rate swaps‡	—	4,396,601	—	4,396,601
Credit default swaps on corporate issues — sell protection‡	—	65,223	—	65,223
Credit default swaps on corporate issues — buy protection	—	270,512	—	270,512
Total	$2,701,489	$9,495,615	—	$12,197,104

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

48	Western Asset Core Bond Fund 2013 Semi-Annual Report

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Western Asset Core Bond Fund 2013 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

(e) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(f) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(g) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

50	Western Asset Core Bond Fund 2013 Semi-Annual Report

(h) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(i) Swaptions. The Fund purchases and writes swaption contracts to manage exposure to an underlying instrument. The Fund may also purchase or write options to manage exposure to fluctuations in interest rates or to enhance yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(j) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market (“OTC Swaps”) or may be executed on a registered exchange (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

Western Asset Core Bond Fund 2013 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2013, the total notional value of all credit default swaps to sell protection is $13,311,996. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2013, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the

52	Western Asset Core Bond Fund 2013 Semi-Annual Report

Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

Western Asset Core Bond Fund 2013 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Total return swaps

The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

(k) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(l) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(m) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions,

54	Western Asset Core Bond Fund 2013 Semi-Annual Report

where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of June 30, 2013, the Fund held written options, credit default swaps and interest rate swaps with credit related contingent features which had a liability position of $9,495,615. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of June 30, 2013, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $9,500,000, which could be used to reduce the required payment.

(n) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific

Western Asset Core Bond Fund 2013 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(o) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(p) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(q) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(r) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2013, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(s) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

The Fund has an investment management agreement with Legg Mason Partners Fund Advisor, LLC (“LMPFA”). Western Asset Management Company (“Western Asset”) is the investment adviser. LMPFA and Western Asset are wholly owned subsidiaries of Legg Mason, Inc (“Legg Mason”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the Fund’s average daily net assets

56	Western Asset Core Bond Fund 2013 Semi-Annual Report

of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion.

The investment manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses) so that total operating expenses are not expected to exceed: 0.90%, 1.65%, 1.42%, 0.85%, 1.15% and 0.45% for Class A, Class C, Class C1, Class FI, Class R, and Class IS shares, respectively. These arrangements cannot be terminated prior to December 31, 2014 without the Board of Directors’ consent. Prior to May 1, 2012, the investment manager had agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational fees) so that total operating expenses did not exceed: 0.50% and 0.75% for Class IS and Class FI shares, respectively.

The manager currently intends to voluntarily waive fees and/or reimburse expenses other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational fees so that total annual operating expenses are not expected to exceed 0.79% for Class FI shares. This arrangement is expected to continue until April 30, 2014, but may be terminated at any time by the investment manager. Prior to May 1, 2013, the manager voluntarily waived fees and/or reimbursed operating expenses so that total annual operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses) would not exceed 0.77%.

During the six months ended June 30, 2013, fees waived and/or expenses reimbursed amounted to $186,944.

The investment manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the investment manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Western Asset Core Bond Fund 2013 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

Pursuant to this arrangement, at June 30, 2013, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A*	Class C*	Class C1†	Class FI	Class R	Class I	Class IS
Expires December 31, 2013	—	—	—	$25,836	—	—	—
Expires December 31, 2014	—	—	—	3,184	$551	—	$38,930
Expires December 31, 2015	—	$107	—	183,740	1,380	—	1,717
Fee waivers/expense reimbursements subject to recapture	—	$107	—	$212,760	$1,931	—	$40,647

*	The class commenced operations on April 30, 2012.

†	The class commenced operations on October 3, 2012.

For the six months ended June 30, 2013, LMPFA recaptured $45,442, $324, and $9,156 for Class FI, R and IS shares, respectively.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the distributor of the Fund’s shares.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares and Class C1 shares (formerly Class C shares), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment (or within 12 months for shares purchased prior to August 1, 2012). This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2013, LMIS and its affiliates retained sales charges of $25,815 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2013, CDSCs paid to LMIS and its affiliates were:

	Class A	Class C	Class C1
CDSCs	$339	$521	$254

All officers of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended June 30, 2013, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$210,477,483	$5,233,519,024
Sales	139,262,476	5,277,660,130

58	Western Asset Core Bond Fund 2013 Semi-Annual Report

At June 30, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$84,387,177
Gross unrealized depreciation	(132,494,195)
Net unrealized depreciation	$(48,107,018)

At June 30, 2013, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
90-Day Eurodollar	332	3/15	$82,223,254	$82,315,250	$91,996
U.S. Treasury 5-Year Notes	1,499	9/13	184,150,755	181,449,266	(2,701,489)
					$(2,609,493)
Contracts to Sell:
U.S. Treasury 2-Year Notes	77	9/13	$16,954,094	$16,940,000	$14,094
U.S. Treasury 10-Year Notes	3,427	9/13	444,694,956	433,729,687	10,965,269
U.S. Treasury Ultra Long-Term Bonds	163	9/13	22,890,213	22,142,531	747,682
U.S. Treasury Ultra Long-Term Bonds	109	9/13	16,639,177	16,057,062	582,115
					$12,309,160
Net unrealized gain on open futures contracts					$9,699,667

During the six months ended June 30, 2013, written option transactions for the Fund were as follows:

	Number of Contracts/ Notional Par	Premiums
Written options, outstanding as of December 31, 2012	50,600,000	$3,061,300
Options written	3,032	752,071
Options closed	(2,178)	(572,174)
Options exercised	(214)	(64,836)
Options expired	(640)	(115,061)
Written options, outstanding as of June 30, 2013	50,600,000	$3,061,300

At June 30, 2013, the Fund held TBA securities with a total cost of $443,192,000.

At June 30, 2013, the Fund held the following open OTC swap contracts:

INTEREST RATE SWAPS
Swap Counterparty	Notional Amount	Termination Date	Payments Made By The Fund†	Payments Received By The Fund†	Upfront Premiums Paid (Received)	Unrealized Depreciation
Banc of America Securities LLC	$2,740,000	12/16/13	5.381% semi-annually	3-Month LIBOR	—	$(64,934)
Banc of America Securities LLC	4,400,000	11/10/15	4.864% semi-annually	3-Month LIBOR	—	(442,387)
Banc of America Securities LLC	2,750,000	1/15/16	5.451% semi-annually	3-Month LIBOR	—	(334,635)
Banc of America Securities LLC	4,120,000	10/3/16	5.425% semi-annually	3-Month LIBOR	—	(603,455)
Credit Suisse	3,020,000	8/15/13	5.023% semi-annually	3-Month LIBOR	—	(18,684)
Credit Suisse	3,290,000	3/15/14	5.131% semi-annually	3-Month LIBOR	—	(113,677)

Western Asset Core Bond Fund 2013 Semi-Annual Report	59

Notes to financial statements (unaudited) (cont’d)

INTEREST RATE SWAPS
Swap Counterparty	Notional Amount	Termination Date	Payments Made By The Fund†	Payments Received By The Fund†	Upfront Premiums Paid (Received)	Unrealized Depreciation
Credit Suisse	3,050,000	9/15/15	5.160% semi-annually	3-Month LIBOR	—	(309,890)
Credit Suisse	2,420,000	3/1/17	5.335% semi-annually	3-Month LIBOR	—	(376,455)
Deutsche Bank AG	5,620,000	6/15/16	5.183% semi-annually	3-Month LIBOR	—	(726,695)
Deutsche Bank AG	4,120,000	4/1/17	5.435% semi-annually	3-Month LIBOR	—	(666,092)
JPMorgan Chase & Co.	4,270,000	9/15/14	5.000% semi-annually	3-Month LIBOR	—	(239,008)
RBS Greenwich	4,250,000	3/1/16	5.120% semi-annually	3-Month LIBOR	—	(500,689)
Total	$44,050,000				—	$(4,396,601)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread At June 30, 2013[3]	Periodic Payments Received By The Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Deutsche Bank AG (Ford Motor Credit Co., 7.450%, due 7/16/31)	$1,700,000	3/20/15	0.67%	2.930% quarterly	$66,350	—	$66,350
Deutsche Bank AG (MetLife Inc., 5.000%, due 6/15/15)	5,720,000	6/20/18	1.24%	1.000% quarterly	(65,223)	$(169,827)	104,604
Total	$7,420,000				$1,127	$(169,827)	$170,954

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread At June 30, 2013[3]	Periodic Payments Made By The Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Banc of America Securities LLC (Home Depot Inc., 5.875%, due 12/16/36)	$2,740,000	12/20/13	0.05%	0.635% quarterly	$(7,758)	—	$(7,758)
Banc of America Securities LLC (Marriot International Inc., 5.810%, due 11/10/15)	4,400,000	12/20/15	0.26%	0.730% monthly	(50,913)	—	(50,913)
Banc of America Securities LLC (Masco Corp., 6.125%, due 10/3/16)	4,120,000	12/20/16	1.38%	1.040% quarterly	47,686	—	47,686
Banc of America Securities LLC (Viacom Inc., 4.625%, due 5/15/18)	2,750,000	12/20/15	0.32%	1.130% quarterly	(55,097)	—	(55,097)
Credit Suisse (AmerisourceBergen Corp., 5.875%, due 9/15/15)	3,050,000	9/20/15	0.21%	0.900% quarterly	(47,232)	—	(47,232)
Credit Suisse (Masco Corp., 6.125%, due 10/3/16)	3,320,000	9/20/13	0.34%	0.750% quarterly	(3,145)	—	(3,145)
Credit Suisse (Southwest Airlines Co., 5.250%, due 10/1/14)	2,420,000	3/20/17	0.76%	0.690% quarterly	6,584	—	6,584

60	Western Asset Core Bond Fund 2013 Semi-Annual Report

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread At June 30, 2013[3]	Periodic Payments Made By The Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse (Waste Management Inc., 5.000%, due 3/15/14)	3,290,000	3/20/14	0.11%	0.490% quarterly	(9,265)	—	(9,265)
Deutsche Bank AG (AutoZone Inc., 6.950%, due 6/15/16)	5,620,000	6/20/16	0.27%	0.580% quarterly	(51,232)	—	(51,232)
Deutsche Bank AG (CenturyLink Inc., 6.000%, due 4/1/17)	4,120,000	3/20/17	1.57%	0.890% quarterly	100,867	—	100,867
JPMorgan Chase & Co. (Bell South Corp., 6.000%, due 11/15/34)	4,270,000	9/20/14	0.07%	0.280% quarterly	(11,045)	—	(11,045)
RBS Greenwich (Home Depot Inc., 5.400%, due 3/1/16)	4,250,000	3/20/16	0.18%	0.480% monthly	(34,825)	—	(34,825)
Total	$44,350,000				$(115,375)	—	$(115,375)

CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received By The Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Banc of America Securities LLC (PrimeX.FRM.1)	$5,891,996	7/25/36	4.420% monthly	$ 589,200	$492,621	$96,579

TOTAL RETURN SWAPS[1]
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made By The Fund†	Periodic Payments Received By The Fund‡	Upfront Premiums Paid (Received)	Unrealized Appreciation
Barclays Capital Inc.	$640,061	1/12/41	1-Month LIBOR	IOS.FN30.400.10	$ (118)	$12,747

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

Western Asset Core Bond Fund 2013 Semi-Annual Report	61

Notes to financial statements (unaudited) (cont’d)

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2013.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Futures contracts[2]	$12,401,156	—	$12,401,156
OTC swap contracts[3]	12,629	$810,687	823,316
Total	$12,413,785	$810,687	$13,224,472

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Written options	$4,763,279	—	$4,763,279
Futures contracts[2]	2,701,489	—	2,701,489
OTC swap contracts[3]	4,396,601	$335,735	4,732,336
Total	$11,861,369	$335,735	$12,197,104

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

[3]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2013. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

62	Western Asset Core Bond Fund 2013 Semi-Annual Report

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(606,736)	—	$(606,736)
Written options	431,304	—	431,304
Futures contracts	13,233,743	—	13,233,743
Swap contracts	(1,047,593)	$(141,032)	(1,188,625)
Total	$12,010,718	$(141,032)	$11,869,686

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$233,094	—	$233,094
Written options	1,897,798	—	1,897,798
Futures contracts	8,275,145	—	8,275,145
Swap contracts	1,271,100	$(65,655)	1,205,445
Total	$11,677,137	$(65,655)	$11,611,482

1 The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

During the six months ended June 30, 2013, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options†	$84,797
Written options	6,124,301
Futures contracts (to buy)	207,046,267
Futures contracts (to sell)	664,181,524

Average Notional Balance
Interest rate swap contracts	$44,727,143
Credit default swap contracts (to buy protection)	56,076,234
Credit default swap contracts (to sell protection)	19,683,220
Total return swap contracts†	705,179

†	At June 30, 2013, there were no open positions held in this derivative.

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral held by the Fund at June 30, 2013:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received[3,4,5]	Net Amount
Futures contracts[2]	$162,140	$(162,140)	—
OTC swap contracts	823,316	(823,316)	—
Total	$985,456	$(985,456)	—

Western Asset Core Bond Fund 2013 Semi-Annual Report	63

Notes to financial statements (unaudited) (cont’d)

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at June 30, 2013:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[3,4]	Net Amount
Written options	$4,763,279	—	$4,763,279
OTC swap contracts	4,732,336	$(4,732,336)	—
Total	$9,495,615	$(4,732,336)	$4,763,279

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

[3]	Gross amounts not offset in the Statement of Assets and Liabilities.

[4]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[5]	See the accompanying Schedule of Investments for securities pledged as collateral for certain derivatives.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service and/or distribution fee with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class respectively. The Rule 12b-1 plan for Class FI shares provides for payments of distribution and service fees to LMIS at annual rate of up 0.40% of the Class’s average net assets, subject to the authority of the Board of Directors of the Fund to set a lower amount. The Board of Directors has currently approved payments under the plan of 0.25% of the average daily net assets of Class FI shares. Service and distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2013, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$297,924	$209,564
Class C	14,971	1,704
Class C1	132,709	27,141
Class FI	1,196,064	516,336
Class R	3,001	2,305
Class I	—	296,441
Class IS	—	41,559
Total	$1,644,669	$1,095,050

64	Western Asset Core Bond Fund 2013 Semi-Annual Report

For the six months ended June 30, 2013, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class C	$107
Class C1	—
Class FI	183,740
Class R	1,380
Class I	—
Class IS	1,717
Total	$186,944

6. Distributions to shareholders by class

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
Net Investment Income:
Class A	$2,589,114	$1,384,254	†
Class C	22,377	3,356	†
Class C1	332,999	175,976	‡
Class FI	10,876,886	20,269,375
Class R	11,324	6,724	†
Class I	10,752,177	30,139,759
Class IS	15,377,525	25,162,551
Total	$39,962,402	$77,141,995

†	For the period April 30, 2012 (commencement of operations) to December 31, 2012.

‡	For the period October 3, 2012 (commencement of operations) to December 31, 2012.

7. Capital shares

At June 30, 2013, the Corporation had 37.5 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
	Shares	Amount	Shares		Amount
Class A
Shares sold	1,703,134	$20,867,626	1,175,537	†	$14,559,472	†
Shares issued on reinvestment	206,903	2,527,302	109,219	†	1,353,497	†
Shares repurchased	(4,818,418)	(59,074,024)	(1,783,658)	†	(22,102,758)	†
Shares issued with merger	—	—	21,838,559	†	269,918,032	†
Net increase (decrease)	(2,908,381)	$(35,679,096)	21,339,657	†	$263,728,243	†

Class C
Shares sold	197,054	$2,423,554	122,905	†	$1,521,927	†
Shares issued on reinvestment	1,510	18,426	229	†	2,840	†
Shares repurchased	(95,404)	(1,158,734)	(1,113)	†	(13,809)	†
Shares issued with merger	—	—	31,374	†	387,812	†
Net increase	103,160	$1,283,246	153,395	†	$1,898,770	†

Western Asset Core Bond Fund 2013 Semi-Annual Report	65

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
	Shares	Amount	Shares		Amount

Class C1
Shares sold	8,968	$110,175	16,401	‡	$203,188	‡
Shares issued on reinvestment	23,504	287,132	11,932	‡	147,862	‡
Shares repurchased	(488,592)	(5,984,376)	(174,672)	‡	(2,164,928)	‡
Shares issued with merger	—	—	3,494,414	‡	43,197,939	‡
Net increase (decrease)	(456,120)	$(5,587,069)	3,348,075	‡	$41,384,061	‡

Class FI
Shares sold	11,294,336	$138,570,009	29,432,500		$356,925,583
Shares issued on reinvestment	883,745	10,793,765	1,640,450		20,036,713
Shares repurchased	(9,460,981)	(115,864,733)	(8,744,181)		(106,459,400)
Net increase	2,717,100	$33,499,041	22,328,769		$270,502,896

Class R
Shares sold	31,165	$383,807	3,746	†	$46,139	†
Shares issued on reinvestment	842	10,294	542	†	6,714	†
Shares repurchased	(69,511)	(854,139)	(2,653)	†	(32,871)	†
Shares issued with merger	—	—	120,562	†	1,490,273	†
Net increase (decrease)	(37,504)	$(460,038)	122,197	†	$1,510,255	†

Class I
Shares sold	5,384,318	$65,974,937	17,980,742		$218,937,655
Shares issued on reinvestment	791,336	9,667,726	2,159,075		26,300,460
Shares repurchased	(19,089,314)	(233,803,748)	(77,212,172)		(929,304,819)
Net decrease	(12,913,660)	$(158,161,085)	(57,072,355)		$(684,066,704)

Class IS
Shares sold	7,065,786	$86,739,084	93,246,896		$1,122,364,746
Shares issued on reinvestment	1,225,172	14,976,665	2,013,809		24,732,086
Shares repurchased	(11,528,705)	(141,120,413)	(10,411,246)		(127,570,371)
Net increase (decrease)	(3,237,747)	$(39,404,664)	84,849,459		$1,019,526,461

†	For the period April 30, 2012 (commencement of operations) to December 31, 2012.

‡	For the period October 3, 2012 (commencement of operations) to December 31, 2012.

8. Transfer of net assets

On October 5, 2012, the Fund acquired the assets and certain liabilities of the Legg Mason Western Asset Core Bond Fund (the “Acquired Fund”), pursuant to a plan of reorganization approved by the Acquired Fund shareholders. Total shares issued by the Fund and the total net assets of the Acquired Fund and the Fund on the date of the transfer were as follows:

Acquired Fund	Shares Issued by the Fund	Total Net Assets of the Acquired Fund	Total Net Assets of the Fund
Legg Mason Western Asset Core Bond Fund	25,484,909	$314,994,056	$3,047,530,714

66	Western Asset Core Bond Fund 2013 Semi-Annual Report

As part of the reorganization, for each share they held, shareholders of the Acquired Fund Class A, Class C and Class C1 and Class R received 0.984538, 0.984839, 0.983773 and 0.984175 shares of Class A, Class C, Class C1 and Class R shares, respectively.

The total net assets of the Acquired Fund before acquisition included unrealized appreciation of $8,320,250, accumulated net realized loss of $899,296 and accumulated net investment loss of $88,259. Total net assets of the Fund immediately after the transfer were $3,362,524,770. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

Proforma results of operations of the combined entity for the entire year ended December 31, 2012, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income	$75,997,371
Net realized loss	(50,861,263)
Change in net unrealized appreciation	186,252,868
Increase in net assets from operations	$211,388,976

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s accompanying Statement of Operations since the close of business on October 5, 2012.

9. Capital loss carryforward

As of December 31, 2012 the Fund had the following net capital loss carryforwards remaining:

Year of Expiration	Amount
No Expiration	$(59,109,517)	*
12/31/2015	(84,734,017)
12/31/2016	(33,885,094)
12/31/2017	(250,607,702)
12/31/2018	(33,363,704)
	$(461,700,034)

These amounts will be available to offset any future taxable capital gains.

*	Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward these capital losses for an unlimited period. However, these losses will be required to be utilized prior to the Fund’s other capital losses with the expiration dates listed above. Additionally, these capital losses retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

10. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) — Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) — Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about

Western Asset Core Bond Fund 2013 Semi-Annual Report	67

Notes to financial statements (unaudited) (cont’d)

financial instruments and transactions that are either offset in the statement of assets and liabilities or subject to a master netting agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions.

68	Western Asset Core Bond Fund 2013 Semi-Annual Report

Western Asset

Core Bond Fund

Directors

William E. B. Siart,

Chairman

Robert Abeles*

Ronald J. Arnault

Anita L. DeFrantz

Ronald L. Olson

Avedick B. Poladian

Jaynie M. Studenmund

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

Western Asset Management Company

Transfer agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Custodian

State Street Bank and Trust Company

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legal counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

*	Effective May 22, 2013, Mr. Abeles became a Director.

Western Asset Core Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Core Bond Fund

Legg Mason Funds

620 Eighth Avenue 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2013 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company

Legg Mason, Inc. Subsidiaries

www.leggmason.com/individualinvestors

©2013 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012825 8/13 SR13-2004

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer
Western Asset Funds, Inc.

Date:	August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer
Western Asset Funds, Inc.

Date:	August 28, 2013

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer
Western Asset Funds, Inc.

Date:	August 28, 2013